As filed with the Securities and Exchange Commission on May 30, 2006


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-04255

                   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
                   ------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

       Peter E. Sundman, Chairman of the Board and Chief Executive Officer
                   Neuberger Berman Advisers Management Trust
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: December 31, 2006

Date of reporting period: March 31, 2006

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                         NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Balanced Portfolio
------------------------------------------

NUMBER OF SHARES                       MARKET VALUE($)(+)          NUMBER OF SHARES                       MARKET VALUE($)(+)
COMMON STOCKS (61.4%)                                                 11,000 Jabil Circuit                           471,460*
                                                                                                                 -----------
AEROSPACE (1.4%)                                                   ENERGY (5.6%)
    6,800 Precision Castparts                     403,920              7,500 Canadian Natural Resources              415,425
   11,500 Rockwell Collins                        648,025             25,500 Denbury Resources                       807,585*
                                              -----------              8,200 GlobalSantaFe Corp.                     498,150
                                                1,051,945              6,500 Maverick Tube                           344,435*
                                              -----------              8,000 National-Oilwell Varco                  512,960*
BASIC MATERIALS (1.8%)                                                18,000 Range Resources                         491,580
   14,500 Airgas, Inc.                            566,805             12,400 Smith International                     483,104
    7,500 Ecolab Inc.                             286,500             17,000 XTO Energy                              740,690
   10,000 Peabody Energy                          504,100                                                        -----------
                                              -----------                                                          4,293,929
                                                1,357,405                                                        -----------
                                              -----------          FINANCIAL SERVICES (3.6%)
BIOTECHNOLOGY (3.4%)                                                   2,150 Chicago Mercantile Exchange             962,125
   25,000 Celgene Corp.                         1,105,500*             5,250 Legg Mason                              657,982
   12,000 Gilead Sciences                         746,640*            10,000 Moody's Corp.                           714,600
    5,000 Invitrogen Corp.                        350,650*             9,500 Nuveen Investments                      457,425
    7,500 PDL BioPharma                           246,000*                                                       -----------
    5,250 Vertex Pharmaceuticals                  192,098*                                                         2,792,132
                                              -----------                                                        -----------
                                                2,640,888          HARDWARE (0.4%)
                                              -----------              9,000 Network Appliance                       324,270*
BUSINESS SERVICES (6.2%)                                                                                         -----------
   17,500 Alliance Data Systems                   818,475*(E)      HEALTH CARE (4.1%)
   11,700 CB Richard Ellis Group                  944,190*             6,500 Allscripts Heathcare Solutions          119,015*(E)
   10,550 Corporate Executive Board             1,064,495             13,500 Cerner Corp.                            640,575*(E)
    8,750 Getty Images                            655,200*             5,000 Gen-Probe                               275,600*
    5,500 Iron Mountain                           224,070*             6,500 Healthways, Inc.                        331,110*
   11,500 Monster Worldwide                       573,390*             8,200 Omnicare, Inc.                          450,918
    4,900 NAVTEQ                                  248,185*             8,500 Psychiatric Solutions                   281,605*
    4,000 NeuStar, Inc.                           124,000*             3,000 Trimble Navigation                      135,150*
    4,000 VeriFone Holdings                       121,160*             6,000 United Surgical Partners
                                              -----------                    International                           212,460*
                                                4,773,165             15,500 VCA Antech                              441,440*
                                              -----------              5,500 WellCare Health Plans                   249,920*
COMMUNICATIONS EQUIPMENT (0.8%)                                                                                  -----------
    5,500 ADC Telecommunications                  140,745*                                                         3,137,793
    5,000 Harris Corp.                            236,450                                                        -----------
   16,000 Tellabs, Inc.                           254,400*         INDUSTRIAL (3.2%)
                                              -----------              8,000 Danaher Corp.                           508,400
                                                  631,595              6,500 Donaldson Co.                           219,635
                                              -----------             19,600 Fastenal Co.                            927,864
CONSUMER DISCRETIONARY (2.3%)                                          2,700 Fluor Corp.                             231,660
   11,500 Advance Auto Parts                      478,860              8,600 Rockwell International                  618,426
    6,000 Fortune Brands                          483,780                                                        -----------
    5,000 Harman International Industries         555,650                                                          2,505,985
    4,700 Laureate Education                      250,886*                                                       -----------
                                              -----------          LEISURE (3.5%)
                                                1,769,176             10,500 Gaylord Entertainment                   476,490*
                                              -----------              8,500 Hilton Hotels                           216,410
CONSUMER STAPLES (1.2%)                                                8,100 Marriott International                  555,660
   14,000 Shoppers Drug Mart                      533,430             11,000 Scientific Games Class A                386,430*
    6,000 Whole Foods Market                      398,640             13,000 Station Casinos                       1,031,810
                                              -----------                                                        -----------
                                                  932,070                                                          2,666,800
                                              -----------                                                        -----------
DIAGNOSTIC EQUIPMENT (1.0%)                                        MEDIA (0.2%)
   23,200 Cytyc Corp.                             653,776*             3,000 Lamar Advertising                       157,860*
    1,700 IDEXX Laboratories                      146,812*                                                       -----------
                                              -----------          MEDICAL EQUIPMENT (3.4%)
                                                  800,588              5,500 C. R. Bard                              372,955
                                              -----------              6,000 Hologic, Inc.                           332,100*
DISTRIBUTOR (0.6%)                                                     1,800 Intuitive Surgical                      212,400*
    6,500 W.W. Grainger                           489,775
                                              -----------
ELECTRICAL & ELECTRONICS (0.6%)


See Notes to Schedule of Investments

                                                       NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Balanced Portfolio cont'd
-------------------------------------------------

NUMBER OF SHARES                       MARKET VALUE($)(+)          NUMBER OF SHARES                       MARKET VALUE($)(+)
   14,500 Kyphon, Inc.                            539,400*         (COST $29,421,122)                             47,368,207
   13,700 ResMed, Inc.                            602,526*                                                       -----------
   10,000 Varian Medical Systems                  561,600*
                                              -----------
                                                2,620,981
                                              -----------
METALS (0.4%)
    3,700 Phelps Dodge                            297,961
                                              -----------
OIL & GAS (0.4%)
   11,250 Western Oil Sands Class A               312,350*
                                              -----------
RETAIL (3.4%)
   13,500 AnnTaylor Stores                        496,665*
   28,000 Coach, Inc.                             968,240*
    8,500 Michaels Stores                         319,430
   17,000 Nordstrom, Inc.                         666,060
    5,000 Tiffany & Co.                           187,700
                                              -----------
                                                2,638,095
                                              -----------
SEMICONDUCTORS (5.5%)
    6,000 Advanced Micro Devices                  198,960*
    7,500 Analog Devices                          287,175
    8,500 Broadcom Corp.                          366,860*
    8,000 Linear Technology                       280,640
    8,000 Marvell Technology Group                432,800*
   16,000 MEMC Electronic Materials               590,720*
   16,000 Microchip Technology                    580,800
   30,000 Microsemi Corp.                         873,300*
    9,500 National Semiconductor                  264,480
   10,500 PMC-Sierra                              129,045*
    9,450 Varian Semiconductor Equipment          265,356*
                                              -----------
                                                4,270,136
                                              -----------
SOFTWARE (1.1%)
   13,000 Autodesk, Inc.                          500,760*
    8,500 Salesforce.com, Inc.                    308,805*
                                              -----------
                                                  809,565
                                              -----------
TECHNOLOGY (3.1%)
    7,000 Agilent Technologies                    262,850*
    6,500 Akamai Technologies                     213,785*
    6,000 CACI International                      394,500*
   19,400 Cognizant Technology Solutions        1,154,106*
    5,000 CommScope, Inc.                         142,750*(E)
    5,000 Logitech International ADR              198,800*
                                              -----------
                                                2,366,791
                                              -----------
TELECOMMUNICATIONS (3.1%)
   18,300 American Tower                          554,856*
   24,000 Dobson Communications                   192,480*
   18,000 Leap Wireless International             784,620*
   14,250 NII Holdings                            840,323*
                                              -----------
                                                2,372,279
                                              -----------
TRANSPORTATION (1.0%)
   15,700 C. H. Robinson Worldwide                770,713
                                              -----------
UTILITIES (0.1%)
    4,500 Mirant Corp.                            112,500*
                                              -----------
TOTAL COMMON STOCKS


See Notes to Schedule of Investments

                                                      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Balanced Portfolio
------------------------------------------

PRINCIPAL AMOUNT($)                                                                    RATING          MARKET VALUE($)(+)
                                                                                   Moody's   S&P
U.S. GOVERNMENT AGENCY SECURITIES (8.1%)
     2,300,000 Fannie Mae, Notes, 4.63%, due 1/15/08                                AGY      AGY           2,281,954
     2,800,000 Federal Home Loan Bank, Bonds, 4.63%, due 2/8/08                     AGY      AGY           2,777,502(OO)
     1,200,000 Freddie Mac, Notes, 4.38%, due 11/16/07                              AGY      AGY           1,186,517
                                                                                                         -----------
               TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $6,264,136)                                   6,245,973
                                                                                                         -----------
MORTGAGE-BACKED SECURITIES (11.7%)
       415,915 Adjustable Rate Mortgage Trust, Ser. 2005-10, Class 4A1,
               5.39%, due 1/25/36                                                   Aaa      AAA             411,844
       433,682 Banc of America Commercial Mortgage, Inc., Ser. 2005-1,
               Class A1, 4.36%, due 11/10/42                                                 AAA             429,546
       411,578 Banc of America Commerical Mortgage, Inc., Ser. 2005-6,
               Class A1, 5.00%, due 9/10/47                                         Aaa      AAA             408,208
       167,818 Banc of America Funding Corp., Ser. 2005-F, Class 4A1,
               5.41%, due 9/20/35                                                   Aaa      AAA             166,233
       426,953 Banc of America Funding Corp., Ser. 2005-H, Class 7A1,
               5.71%, due 11/20/35                                                           AAA             426,019
       316,562 Banc of America Funding Corp., Ser. 2006-A, Class 3A2,
               5.96%, due 2/20/36                                                            AAA             316,858
       252,712 Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due
               6/25/35                                                              Aaa      AAA             267,660(n)
       411,570 Credit Suisse First Boston Mortgage Securities Corp., Ser.
               2005 C-6, Class A1, 4.94%, due 12/15/40                              Aaa      AAA             407,680
       418,781 First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5,
               Class 2A1, 5.47%, due 11/25/35                                       Aaa      AAA             415,418
       420,036 GMAC Mortgage Corp. Loan Trust, Ser. 2006-AR1, Class 1A1,
               5.66%, due 4/19/36                                                   Aaa      AAA             419,238
       534,140 GSMPS Mortgage Loan Trust, Ser. 2005-RP2, Class 1A4, 8.50%,
               due 3/25/35                                                          Aaa      AAA             565,773(n)
       112,329 GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%,
               due 9/25/35                                                          Aaa      AAA             119,044
       337,046 Harborview Mortgage Loan Trust, Floating Rate, Ser. 2004-4,
               Class 3A, 2.98%, due 4/19/07                                         Aaa      AAA             330,444(u)
       425,156 Indymac Index Mortgage Loan Trust, Ser. 2005-AR23, Class
               2A1, 5.57%, due 11/25/35                                             Aaa      AAA             422,656
       421,435 Indymac Index Mortgage Loan Trust, Ser. 2006-AR3, Class
               2A1A, 6.45%, due 3/25/36                                             Aaa      AAA             426,110(O)
       419,243 JP Morgan Chase Commercial Mortgage Securities Corp., Ser.
               2005-LDP5, Class A1, 5.04%, due 12/15/44                             Aaa      AAA             415,836
       412,368 JP Morgan Mortgage Trust, Ser. 2005-ALT1, Class 2A1, 5.65%,
               due 10/25/35                                                         Aaa      AAA             410,729
       837,636 Master Adjustable Rate Mortgages Trust, Ser. 2005-6, Class
               3A2, 5.07%, due 7/25/35                                              Aaa      AAA             831,616
       413,218 Nomura Asset Acceptance Corp., Ser. 2005-AR6, Class 2A1,
               5.82%, due 12/25/35                                                  Aaa      AAA             412,288
     1,154,000 Nomura Asset Acceptance Corp., Ser. 2006-AP1, Class AIO,
               4.50%, Interest Only Security due 1/25/36                            Aaa      AAA              53,913
       422,496 Residential Accredit Loans, Inc., Ser. 2005-QA10, Class A31,
               5.63%, due 9/25/35                                                   Aaa      AAA             420,759

FANNIE MAE
       260,228 Fannie Mae Whole Loan, Ser. 2004-W8, Class PT, 10.14%, due
               4/25/06                                                              Aaa      AAA             287,984(u)

FREDDIE MAC
        40,417 Pass-Through Certificates, 5.00%, due 2/1/07                         AGY      AGY              40,382

See Notes to Schedule of Investments

                                                      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Balanced Portfolio cont'd
-------------------------------------------------

PRINCIPAL AMOUNT($)                                                                    RATING          MARKET VALUE($)(+)
                                                                                   Moody's   S&P
        56,466 Pass-Through Certificates, 5.50%, due 2/1/07                         AGY      AGY              56,653
       318,014 Pass-Through Certificates, 8.00%, due 11/1/26                        AGY      AGY             339,397
       213,949 Pass-Through Certificates, 8.50%, due 10/1/30                        AGY      AGY             230,028
                                                                                                         -----------
               TOTAL MORTGAGE-BACKED SECURITIES (COST $9,125,350)                                          9,032,316
                                                                                                         -----------
CORPORATE DEBT SECURITIES (12.7%)
       285,000 American Express Co., Notes, 5.50%, due 9/12/06                       A1       A+             285,595
       250,000 BankBoston NA, Subordinated Notes, 6.50%, due 12/19/07               Aa2      AA-             254,622
       250,000 Bear Stearns Co., Inc., Notes, 4.00%, due 1/31/08                     A1        A             244,470
       400,000 Berkshire Hathaway Finance, Notes, 3.40%, due 7/2/07                 Aaa      AAA             390,567
       300,000 Boeing Capital Corp., Senior Notes, 5.75%, due 2/15/07                A2        A             300,928
       145,000 Chase Manhattan Corp., Subordinated Notes, 7.25%, due 6/1/07          A1        A             147,933
       250,000 CIT Group, Inc., Senior Notes, 3.88%, due 11/3/08                     A2        A             241,110
       500,000 Citigroup, Inc., Notes, 5.00%, due 3/6/07                            Aa1      AA-             498,678(OO)
       285,000 Coca-Cola Enterprises, Notes, 5.38%, due 8/15/06                      A2        A             285,199
       275,000 Comcast Cable Communications, Notes, 8.38%, due 5/1/07              Baa2     BBB+             283,464
       900,000 Countrywide Home Loans, Notes, 5.55%, due 12/12/12                   Aaa      AAA             899,296(O)
       190,000 DaimlerChrysler N.A. Holdings Corp., Guaranteed Notes,
               4.05%, due 6/4/08                                                     A3      BBB             184,110
       300,000 Diageo Finance BV, Guaranteed Notes, 3.00%, due 12/15/06              A3       A-             295,451
       135,000 Enterprise Products Operating, Senior Notes, 4.00%, due
               10/15/07                                                            Baa3      BB+             132,071
       200,000 Goldman Sachs Group, Inc., Notes, 4.13%, due 1/15/08                 Aa3       A+             196,069
       280,000 Hewlett-Packard Co., Senior Notes, 5.50%, due 7/1/07                  A3       A-             279,961
       300,000 HSBC Finance Corp., Notes, 4.13%, due 12/15/08                       Aa3        A             290,864
       300,000 International Lease Finance Corp., Unsubordinated Notes,
               3.50%, due 4/1/09                                                     A1      AA-             284,298
       225,000 John Deere Capital Corp., Notes, 3.90%, due 1/15/08                   A3       A-             219,599
       250,000 Kraft Foods, Inc., Notes, 4.63%, due 11/1/06                          A3     BBB+             249,104
       190,000 Mallinckrodt Group, Inc., Notes, 6.50%, due 11/15/07                Baa3     BBB+             191,952
       175,000 MBNA Corp., Notes, 4.63%, due 9/15/08                                Aa2      AA-             172,386
       300,000 Merrill Lynch & Co., Notes, 4.25%, due 9/14/07                       Aa3       A+             295,570
       285,000 Morgan Stanley, Bonds, 5.80%, due 4/1/07                             Aa3       A+             286,302
       165,000 News America Holdings, Inc., Guaranteed Notes, 7.38%, due
               10/17/08                                                            Baa2      BBB             172,277
       200,000 Sprint Capital Corp., Guaranteed Notes, 6.00%, due 1/15/07          Baa2       A-             200,949
       250,000 Time Warner Entertainment LP, Notes, 7.25%, due 9/1/08              Baa2     BBB+             259,173
       300,000 Toyota Motor Credit Corp., Medium Term Notes, 2.70%, due
               1/30/07                                                              Aaa      AAA             293,952
       300,000 U.S. Bank NA, Notes, 2.85%, due 11/15/06                             Aa1       AA             295,811
       150,000 Univision Communications, Inc., Guaranteed Notes, 3.50%, due
               10/15/07                                                            Baa2     BBB-             145,173
       290,000 Verizon Global Funding Corp., Senior Unsecured Notes, 4.00%,
               due 1/15/08                                                           A3        A             283,109
       250,000 Verizon Wireless Capital, Notes, 5.38%, due 12/15/06                  A3        A             250,028
       450,000 Wachovia Corp., Notes, 4.95%, due 11/1/06                            Aa3       A+             449,101
       285,000 Washington Mutual, Inc., Senior Notes, 5.63%, due 1/15/07             A3       A-             285,508
       250,000 Wells Fargo & Co., Notes, 3.13%, due 4/1/09                          Aa1      AA-             235,087
                                                                                                         -----------
               TOTAL CORPORATE DEBT SECURITIES (COST $9,915,410)                                           9,779,767
                                                                                                         -----------
FOREIGN GOVERNMENT SECURITIES^ (1.5%)
   EUR 600,000 Bundesobligation, 3.50%, due 10/10/08                                Aaa      AAA             730,277
   EUR 330,000 Bundesobligation, 3.25%, due 4/17/09                                 Aaa      AAA             398,450
                                                                                                         -----------

See Notes to Schedule of Investments

                                                      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Balanced Portfolio cont'd
-------------------------------------------------

PRINCIPAL AMOUNT($)                                                                    RATING          MARKET VALUE($)(+)
                                                                                   Moody's   S&P
                                                                                                         -----------
               TOTAL FOREIGN GOVERNMENT SECURITIES (COST $1,169,347)                                       1,128,727
                                                                                                         -----------
ASSET-BACKED SECURITIES (3.4%)
       360,000 Chase Funding Mortgage Loan, Ser. 2003-6, Class 1A3, 3.34%,
               due 5/25/26                                                          Aaa      AAA             353,711
       425,000 Ford Credit Auto Owner Trust, Ser. 2005-A, Class A3, 3.48%,
               due 11/15/08                                                         Aaa      AAA             419,812
       200,000 John Deere Owner Trust, Ser. 2005-A, Class A3, 3.98%, due
               6/15/09                                                              Aaa      AAA             196,855
       407,915 Lehman XS Trust, Ser. 2005-1, Class 2A1, 4.66%, due 7/25/35          Aaa      AAA             402,449
       425,000 Nissan Auto Receivables Owner Trust, Ser. 2005-A, Class A3,
               3.54%, due 10/15/08                                                  Aaa      AAA             418,924
       160,000 Nomura Asset Acceptance Corp., Ser. 2005-S3, Class AIO,
               20.00%, Interest Only Security due 8/25/35                           Aaa      AAA              29,287
     1,092,618 Nomura Asset Acceptance Corp., Ser. 2005-S4, Class AIO,
               20.00%, Interest Only Security due 10/25/35                          Aaa      AAA             225,012
       370,000 Saxon Asset Securities Trust, Ser. 2004-2, Class AF2, 4.15%,
               due 8/25/35                                                          Aaa      AAA             366,437
       200,000 USAA Auto Owner Trust, Ser. 2005-1, Class A3, 3.90%, due
               7/15/09                                                              Aaa      AAA             197,377
                                                                                                         -----------
               TOTAL ASSET-BACKED SECURITIES (COST $2,654,661)                                             2,609,864
                                                                                                         -----------
REPURCHASE AGREEMENTS (2.9%)
     2,245,000 State Street Bank and Trust Co., Repurchase Agreement,
               4.45%, due 4/3/06 dated 3/31/06, Maturity Value $2,245,833,
               Collateralized by $2,405,000 Fannie Mae, 3.25%, due 8/15/08
               (Collateral Value $2,316,910)
               (COST $2,245,000)                                                                           2,245,000
                                                                                                         -----------
NUMBER OF SHARES

SHORT-TERM INVESTMENTS (1.2%)
       888,501 Neuberger Berman Securities Lending Quality Fund, LLC                                         888,501(++)
        62,694 Neuberger Berman Prime Money Fund Trust Class                                                  62,694@
                                                                                                         -----------
               TOTAL SHORT-TERM INVESTMENTS (COST $951,195)                                                  951,195#
                                                                                                         -----------
               TOTAL INVESTMENTS (102.9%) (COST $61,746,221)                                              79,361,049##
               Liabilities, less cash, receivables and other assets [(2.9%)]                              (2,228,661)
                                                                                                         -----------
               TOTAL NET ASSETS (100.0%)                                                                 $77,132,388
                                                                                                         -----------

See Notes to Schedule of Investments

                                                 NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Fasciano Portfolio
------------------------------------------

NUMBER OF SHARES                     MARKET VALUE($)(+)        NUMBER OF SHARES                     MARKET VALUE($)(+)
COMMON STOCKS (89.4%)                                          ENTERTAINMENT (1.2%)
                                                                    5,340  International Speedway         271,806
BANKING (0.5%)
     4,700  Texas Capital Bancshares       112,800*            FILTERS (1.6%)
                                                                    9,900  CLARCOR Inc.                   352,440
BANKING & FINANCIAL (3.6%)
     9,070  Boston Private Financial                           FINANCIAL SERVICES (3.7%)
            Holdings                       306,475                  2,780  FactSet Research Systems       123,293
     5,800  Wilshire Bancorp               107,822                  8,880  Financial Federal              260,184
     6,720  Wintrust Financial             390,903                  2,590  ITLA Capital                   124,890
                                         ---------                  8,340  W.P. Stewart & Co.             175,807
                                           805,200                  4,700  World Acceptance               128,780*
BASIC MATERIALS (0.7%)                                                                                  ---------
     5,720  AMCOL International            164,736                                                        812,954

BIOTECHNOLOGY (0.9%)                                           HEALTH PRODUCTS & SERVICES (9.2%)
     3,160  Techne Corp.                   190,042*                 7,300  Apria Healthcare Group         167,754*
                                                                    4,700  Computer Programs and
BUILDING, CONSTRUCTION & FURNISHING (1.1%)                                 Systems                        235,000
     9,300  Interline Brands               234,639*                 4,700  Healthspring, Inc.              87,467*
                                                                    3,780  ICU Medical                    136,798*
BUSINESS SERVICES (7.9%)                                           16,140  K-V Pharmaceutical             389,296*
    10,810  G & K Services                 459,857                  3,900  LCA-Vision                     195,429
    11,000  Korn/Ferry International       224,290*                 3,800  MWI Veterinary Supply          125,020*
    13,500  Navigant Consulting            288,225*                10,810  STERIS Corp.                   266,791
     4,930  Ritchie Bros. Auctioneers      244,035                  1,300  Sybron Dental Specialties       53,612*
    16,865  Rollins, Inc.                  341,348                 10,190  Young Innovations              372,139
     5,760  Watson Wyatt Worldwide                                                                      ---------
            Class A                        187,661                                                      2,029,306
                                         ---------
                                         1,745,416             INDUSTRIAL & COMMERCIAL PRODUCTS (4.3%)
CHEMICALS (1.1%)                                                    6,100  Actuant Corp.                  373,442
    10,200  Rockwood Holdings              234,804*                 4,000  Middleby Corp.                 334,880*
                                                                    8,550  Modine Manufacturing           252,225
CONSUMER CYCLICAL - LEISURE & CONSUMER SERVICES                                                         ---------
(0.5%)                                                                                                    960,547
     3,700  Winnebago Industries           112,258
                                                               INSURANCE (2.7%)
CONSUMER DISCRETIONARY (0.8%)                                       7,800  American Equity Investment
     4,200  RC2 Corp.                      167,202*                        Life Holding                   111,852
                                                                    9,700  Amerisafe Inc.                 116,400*
CONSUMER PRODUCTS & SERVICES (2.0%)                                 5,400  Assured Guaranty               135,000
     5,000  Central Garden & Pet           265,700*                 5,490  Hilb, Rogal and Hamilton       226,298
     5,708  Tootsie Roll Industries        167,073                                                      ---------
                                         ---------                                                        589,550
                                           432,773
COSMETICS (1.0%)                                               INTERNET (1.6%)
     9,300  Elizabeth Arden                216,876*                 7,500  j2 Global Communications       352,500*

DEFENSE (1.3%)                                                 MACHINERY & EQUIPMENT (6.0%)
     8,600  ARGON ST                       288,358*                 9,900  Bucyrus International          477,081
                                                                    5,000  H&E Equipment Services         145,600*
DISTRIBUTOR (3.7%)                                                  8,610  IDEX Corp.                     449,184
     8,360  MSC Industrial Direct          451,607                  6,220  Regal-Beloit                   262,919
     6,050  ScanSource, Inc.               365,481*                                                     ---------
                                         ---------                                                      1,334,784
                                           817,088
EDUCATION (0.9%)
     6,600  Universal Technical
            Institute                      198,660*

ELECTRICAL & ELECTRONICS (0.9%)
     8,380  LoJack Corp.                   200,952*


See Notes to Schedule of Investments                       1

                                                 NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Fasciano Portfolio cont'd
-------------------------------------------------

NUMBER OF SHARES                     MARKET VALUE($)(+)        NUMBER OF SHARES                     MARKET VALUE($)(+)
MANUFACTURING (0.9%)                                                6,165  Waste Connections              245,429*
     5,900  Drew Industries                209,745*                                                  ------------
                                                                                                          570,681
MATERIALS (0.9%)                                               TOTAL COMMON STOCKS
     8,550  Spartech Corp.                 205,200             (COST $16,402,954)                      19,791,869
                                                                                                     ------------
OFFICE (0.9%)                                                  SHORT-TERM INVESTMENTS (10.2%)
     9,400  Acco Brands                    208,680*             2,243,152  Neuberger Berman Prime
                                                                           Money Fund Trust Class
OIL & GAS (1.1%)                                                           (COST $2,243,152)            2,243,152@#
     3,600  Berry Petroleum Class A        246,420                                                   ------------

OIL SERVICES (5.6%)                                            TOTAL INVESTMENTS (99.6%)
     6,530  Bristow Group                  201,777*            (COST $18,646,106)                      22,035,021##
     5,922  CARBO Ceramics                 337,021             Cash, receivables and other
     2,900  Hydril                         226,055*              assets, less liabilities
    10,100  TETRA Technologies             475,104*              (0.4%)                                    97,635
                                         ---------                                                   ------------
                                         1,239,957
PUBLISHING & BROADCASTING (5.9%)                               TOTAL NET ASSETS (100.0%)          $    22,132,656
     4,550  Courier Corp.                  201,747                                                   ------------
    18,560  Emmis Communications           296,960*
    16,940  Journal Communications         210,056
    18,010  Journal Register               219,362
     6,600  Meredith Corp.                 368,214
                                         ---------
                                         1,296,339
RESTAURANTS (2.8%)
     8,900  Ruby Tuesday                   285,512
    16,250  Steak n Shake                  342,875*
                                         ---------
                                           628,387
SEMICONDUCTORS (1.2%)
     7,110  Cabot Microelectronics         263,781*

SPECIALTY RETAIL (0.6%)
     3,000  Guitar Center                  143,100*

TECHNOLOGY (4.1%)
     8,200  Kanbay International           125,132*
     5,500  Landauer, Inc.                 276,210
    11,680  Methode Electronics            127,195
       700  Online Resources &
            Communications                   9,100*
    10,320  Plantronics, Inc.              365,638
                                         ---------
                                           903,275
TRANSPORTATION (5.6%)
     8,650  Forward Air                    322,559
    13,855  Heartland Express              301,900
     5,200  Hub Group Class A              237,016*
     8,820  Landstar System                389,138
                                         ---------
                                         1,250,613
WASTE MANAGEMENT (2.6%)
     4,810  Stericycle, Inc.               325,252*


See Notes to Schedule of Investments                       2

                                                              (NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Focus Portfolio
---------------------------------------


           NUMBER OF SHARES               MARKET VALUE($)(+)               NUMBER OF SHARES               MARKET VALUE($)(+)
                                                                              700 VeriSign, Inc.                    16,793*
           COMMON STOCKS (97.2%)                                                                             -------------
                                                                                                                   382,030
           CONSUMER GOODS & SERVICES (4.3%)
               1,300   Sprint Nextel               33,592
                 400   Vertrue Inc.                16,720*                 TOTAL COMMON STOCKS
                                                ---------                  (COST $786,273)                       1,132,785
                                                   50,312                                                    -------------
           ENERGY (2.5%)                                                   SHORT-TERM INVESTMENTS (2.5%)
                 300   Canadian Natural                                       28,780  Neuberger
                        Resources                  16,617                             Berman Prime
                 200   ConocoPhillips              12,630                             Money Fund
                                                ---------                             Trust Class
                                                   29,247                             COST ($28,780)                28,780@#
                                                                                                             -------------

           FINANCIAL SERVICES (35.8%)                                      TOTAL INVESTMENTS (99.7%)
                 800   American                                            (COST $815,053)                       1,161,565##
                        International Group        52,872                  Cash, receivables and other
               1,732   Bank of America             78,875                   assets, less liabilities (0.3%)          3,096
               1,100   Capital One Financial       88,572                                                    -------------
               1,250   Citigroup Inc.              59,038                  TOTAL NET ASSETS (100.0%)       $     1,164,661
                 200   Goldman Sachs                                                                         -------------
                        Group                      31,392
                 650   J.P. Morgan Chase           27,066
               1,000   Merrill Lynch               78,760
                                                ---------
                                                  416,575
           HEALTH CARE (5.1%)
                 400   Novartis AG ADR             22,176
               1,000   Thermo Electron             37,090*
                                                ---------
                                                   59,266
           MACHINERY & EQUIPMENT (2.0%)
                 300   American Standard           12,858
                 400   Tyco International          10,752
                                                ---------
                                                   23,610
           MEDIA & ENTERTAINMENT (3.4%)
                 350   CBS Corp. Class B            8,393
                 700   Comcast Corp. Class
                        A Special                  18,284*
                 350   Viacom Inc. Class B         13,580*
                                                ---------
                                                   40,257
           RETAIL (11.3%)
                 900   Home Depot                  38,070
               1,200   Select Comfort              47,460*
                 900   TJX Cos.                    22,338
                 500   Wal-Mart Stores             23,620
                                                ---------
                                                  131,488
           TECHNOLOGY (32.8%)
                 700   Advanced Micro
                        Devices                    23,212*
               1,700   Amdocs Ltd.                 61,302*
               1,000   Cisco Systems               21,670*
               1,700   Flextronics
                        International              17,595*
               3,000   International Rectifier    124,290*
                 800   Jabil Circuit               34,288*
               4,000   Nokia Corp. ADR             82,880


           See Notes to Schedule of Investments                              1

                                  NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Growth Portfolio
----------------------------------------

NUMBER OF SHARES           MARKET VALUE ($)(+)          NUMBER OF SHARES              MARKET VALUE($)(+)
COMMON STOCKS (99.8%)                                      8,000  IDEXX Laboratories         690,880*
                                                                                          ----------
                                                                                           3,677,960
AEROSPACE (2.4%)
    35,000  Precision Castparts      2,079,000
    51,000  Rockwell Collins         2,873,850        ELECTRICAL & ELECTRONICS (1.0%)
                                    ----------            50,000  Jabil Circuit            2,143,000*
                                     4,952,850
                                                      ENERGY (10.9%)
BASIC MATERIALS (1.3%)                                    30,000  Canadian Natural
    70,000  Airgas, Inc.             2,736,300                     Resources               1,661,700
                                                         105,000  Denbury Resources        3,325,350*
BIOTECHNOLOGY (5.8%)                                      40,000  EXCO Resources             501,200*
   110,500  Celgene Corp.            4,886,310*           37,500  GlobalSantaFe Corp.      2,278,125
    55,000  Gilead Sciences          3,422,100*           27,500  Maverick Tube            1,457,225*
    25,000  Invitrogen Corp.         1,753,250*           37,500  National-Oilwell Varco   2,404,500*
    32,500  PDL BioPharma            1,066,000*           43,000  Peabody Energy           2,167,630
    25,000  Vertex                                        30,000  Quicksilver
             Pharmaceuticals           914,750*                    Resources               1,159,800*(E)
                                    ----------            80,250  Range Resources          2,191,627
                                    12,042,410            55,000  Smith International      2,142,800
                                                          75,000  XTO Energy               3,267,750
BUILDING, CONSTRUCTION & FURNISHING (0.4%)                                                ----------
    13,500  Eagle Materials            860,760(E)                                         22,557,707

BUSINESS SERVICES (10.6%)
    75,000  Alliance Data                             FINANCIAL SERVICES (5.9%)
             Systems                 3,507,750*            9,000  Chicago Mercantile
    52,000  CB Richard Ellis                                       Exchange                4,027,500
             Group                   4,196,400*           24,500  Legg Mason               3,070,585
    45,000  Corporate Executive                           43,000  Moody's Corp.            3,072,780
             Board                   4,540,500            42,500  Nuveen Investments       2,046,375
    32,500  Getty Images             2,433,600*                                           ----------
    22,000  Iron Mountain              896,280*                                           12,217,240
    22,000  Laureate Education       1,174,360*
    50,000  Monster Worldwide        2,493,000*       HARDWARE (0.3%)
    22,500  NAVTEQ                   1,139,625*           20,000  Network Appliance          720,600*
    17,500  NeuStar, Inc.              542,500*
    12,500  Trimble Navigation         563,125*       HEALTH CARE (6.6%)
    17,500  VeriFone Holdings          530,075*           29,400  Allscripts Healthcare
                                    ----------                     Solutions                 538,314*(E)
                                    22,017,215            60,000  Cerner Corp.             2,847,000*(E)
                                                          22,500  Gen-Probe                1,240,200*
COMMUNICATIONS EQUIPMENT (1.3%)                           20,000  Healthways, Inc.         1,018,800*
    25,000  ADC                                           20,700  IMS Health                 533,439
             Telecommunications        639,750*           36,000  Omnicare, Inc.           1,979,640
    23,000  Harris Corp.             1,087,670            40,000  Psychiatric Solutions    1,325,200*
    65,000  Tellabs, Inc.            1,033,500*           25,000  United Surgical
                                    ----------                     Partners International    885,250*
                                     2,760,920            73,500  VCA Antech               2,093,280*(E)
CONSUMER DISCRETIONARY (3.3%)                             25,000  WellCare Health
    45,000  Advance Auto Parts       1,873,800(E)                  Plans                   1,136,000*
    27,000  Fortune Brands           2,177,010                                            ----------
    25,500  Harman Internationa                                                           13,597,123
             Industries              2,833,815
                                    ----------
                                     6,884,625        INDUSTRIAL (6.5%)
                                                          37,500  Danaher Corp.            2,383,125
CONSUMER STAPLES (1.7%)                                   30,000  Donaldson Co.            1,013,700
    50,000  Shoppers Drug Mart       1,905,109            87,000  Fastenal Co.             4,118,580(E)
    25,000  Whole Foods Market       1,661,000            11,500  Fluor Corp.                986,700
                                    ----------            38,500  Rockwell
                                     3,566,109                     International           2,768,535
                                                          28,500  W.W. Grainger            2,147,475
DIAGNOSTIC EQUIPMENT (1.8%)                                                               ----------
   106,000  Cytyc Corp.              2,987,080*                                           13,418,115

                                                      LEISURE (5.6%)
                                                          45,500  Gaylord
                                                                   Entertainment           2,064,790*

See Notes to Schedule of Investments


                                  NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Growth Portfolio cont'd
-----------------------------------------------

NUMBER OF SHARES           MARKET VALUE ($)(+)        NUMBER OF SHARES              MARKET VALUE($)(+)
    30,000  Hilton Hotels              763,800               18,500  CommScope, Inc.         528,175*
    39,500  Marriott                                         40,000  Comverse Technology     941,200*
             International           2,709,700               20,000  Logitech
    45,000  Scientific Games                                          International ADR      795,200*
             Class A                 1,580,850*                                           ----------
    58,000  Station Casinos          4,603,460                                             10,582,775
                                    ----------
                                    11,722,600        TELECOMMUNICATIONS (5.0%)
                                                             85,000  American Tower        2,577,200*
MEDIA (0.3%)                                                 75,000  Dobson
    10,500  Lamar Advertising          552,510*                       Communications         601,500*
                                                             82,000  Leap Wireless
MEDICAL EQUIPMENT (5.0%)                                              International        3,574,380*
    16,000  C.R. Bard                1,084,960               61,000  NII Holdings          3,597,170*
    25,000  Hologic, Inc.            1,383,750*                                           ----------
    63,000  Kyphon, Inc.             2,343,600*                                           10,350,250
    62,000  ResMed, Inc.             2,726,760*       TRANSPORTATION (1.7%)
    50,000  Varian Medical                                   73,000  C.H. Robinson
             Systems                 2,808,000*                       Worldwide            3,583,570
                                    -----------
                                    10,347,070        UTILITIES (0.3%)
METALS (0.6%)                                                25,000  Mirant Corp.            625,000*
    15,000  Phelps Dodge             1,207,950
                                                      TOTAL COMMON STOCKS
OIL & GAS (0.7%)                                         (COST $127,407,381)             207,061,292
    50,000  Western Oil Sands                                                            -----------
             Class A                 1,388,222*
                                                      SHORT-TERM INVESTMENTS (2.9%)
RETAIL (5.6%)                                                 6,109,801 Neuberger
    60,000  AnnTaylor Stores         2,207,400*                         Berman
   120,000  Coach, Inc.              4,149,600*                         Securities
    38,000  Michaels Stores          1,428,040                          Lending Quality
    75,000  Nordstrom, Inc.          2,938,500                          Fund, LLC
    23,500  Tiffany & Co.              882,190
                                    ----------                          (COST $6,109,801)  6,109,801(++)#
                                    11,605,730                                           -----------

SEMICONDUCTORS (8.4%)                                 TOTAL INVESTMENTS (102.7%)
    35,000  Analog Devices           1,340,150        (COST $133,517,182)                213,171,093##
    35,000  Broadcom Corp.           1,510,600*       Liabilities, less cash,
    34,000  Linear Technology        1,192,720         receivables and other assets
    35,000  Marvell Technology                             [(2.7%)]                       (5,698,260)
             Group                   1,893,500*                                          ------------
    70,000  MEMC Electronic
             Materials               2,584,400*          TOTAL NET ASSETS (100.0%)     $ 207,472,833
    74,000  Microchip                                                                    ------------
             Technology              2,686,200
   120,100  Microsemi Corp.          3,496,111*
    35,000  National
             Semiconductor             974,400
    40,000  PMC-Sierra                 491,600*
    41,250  Varian Semiconductor     1,158,300*
             Equipment               ---------
                                    17,327,981

SOFTWARE (1.7%)
    58,000  Autodesk, Inc.           2,234,160*
    38,000  Salesforce.com,
             Inc.                    1,380,540*
                                     ---------
                                     3,614,700

TECHNOLOGY (5.1%)
    25,000  Agilent Technologies       938,750*
    28,500  Akamai Technologies        937,365*
    26,500  CACI International       1,742,375*
    79,000  Cognizant
             Technology
             Solutions               4,699,710*

See Notes to Schedule of Investments

                                       2

                                                               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Guardian Portfolio
------------------------------------------
NUMBER OF SHARES                 MARKET VALUE($)(+)    NUMBER OF SHARES                   MARKET VALUE($)(+)

COMMON STOCKS (97.1%)                                  OIL SERVICES (0.6%)
                                                            7,600  Schlumberger Ltd.           961,932
AUTOMOTIVE (5.3%)
   67,750  BorgWarner, Inc.         4,067,710          PHARMACEUTICAL (5.3%)
   44,550  Toyota Motor ADR         4,851,495              39,400  Millipore Corp.           2,878,564*
                                   ----------             110,600  Novartis AG ADR           6,131,664
                                    8,919,205                                               ----------
BANKING & FINANCIAL (3.9%)                                                                   9,010,228
 109,775  State Street              6,633,703          REAL ESTATE (1.5%)
                                                         46,525  AMB Property                2,524,912

CABLE SYSTEMS (6.6%)                                   TECHNOLOGY (7.2%)
 162,150  Comcast Corp.                                   175,900  Dell Inc.                 5,234,784*
            Class A Special         4,235,358*            211,950  National
 201,220  Liberty Global                                            Instruments              6,913,809
            Class A                 4,118,973*                                              ----------
 144,720  Liberty Global                                                                    12,148,593
            Class C                 2,858,220*         TECHNOLOGY-SEMICONDUCTOR (10.0%)
                                   ----------             412,250  Altera Corp.              8,508,840*
                                   11,212,551             257,000  Texas Instruments         8,344,790
CONSUMER DISCRETIONARY (0.6%)                                                               ----------
  18,700  V.F. Corp.                1,064,030                                               16,853,630

CONSUMER STAPLES (2.0%)
  61,950  Costco Wholesale          3,355,212          TECHNOLOGY - SEMICONDUCTOR CAPITAL
                                                          EQUIPMENT (3.6%)
DEFENSE (3.6%)                                            393,350  Teradyne, Inc.            6,100,859*
  70,975  L-3 Communications
           Holdings                 6,088,945          TRANSPORTATION (3.4%)
                                                          127,750  Canadian National
ENERGY (2.1%)                                                       Railway                  5,784,520
  52,625  BP PLC ADR                3,627,968

FINANCIAL SERVICES (7.6%)                              UTILITIES (4.0%)
 127,075  Citigroup Inc.            6,001,752             657,953  National Grid             6,551,379
  54,400  Freddie Mac               3,318,400               5,253  National Grid ADR           260,706
  22,200  Goldman Sachs                                                                     ----------
          Group                     3,484,512                                                6,812,085
                                   ----------          WASTE MANAGEMENT (4.5%)
                                   12,804,664              56,200  Republic Services         2,389,062
HEALTH PRODUCTS & SERVICES (4.5%)                         147,950  Waste Management          5,222,635
  67,900  Quest Diagnostics         3,483,270(E)                                            ----------
  73,700  UnitedHealth Group        4,116,882                                                7,611,697
                                   ----------          TOTAL COMMON STOCKS
                                    7,600,152          (COST $121,644,748)                 164,290,320
INDUSTRIAL (5.0%)                                                                          -----------
 132,050  Danaher Corp.             8,391,777          SHORT-TERM INVESTMENTS (5.2%)
                                                        4,595,401  Neuberger
INSURANCE (5.9%)                                                   Berman
  28,900  Progressive Corp.         3,013,114                      Securities
 204,350  Willis Group Holdings     7,001,031                      Lending
                                   ----------                      Quality
                                   10,014,145                      Fund, LLC                 4,595,401(++)
                                                        4,233,705  Neuberger
                                                                   Berman Prime
MEDIA (6.6%)                                                       Money Fund
  85,285  Discovery Holding         1,279,275*(E)                  Trust Class               4,233,705@
 113,725  E.W. Scripps              5,084,645                                              -----------
 579,356  Liberty Media             4,756,513*         TOTAL SHORT-TERM INVESTMENTS
                                   ----------          (COST $8,829,106)                     8,829,106#
                                   11,120,433                                              -----------

MEDICAL EQUIPMENT (0.3%)                               TOTAL INVESTMENTS (102.3%)
  14,500  Affymetrix, Inc.            477,485*         (COST $130,473,854)                 173,119,426##

OIL & GAS (3.0%)                                       Liabilities, less cash,
  22,400  Cimarex Energy              969,024          receivables and other
 100,300  Newfield Exploration      4,202,570*           assets [(2.3%)]                    (3,941,115)
                                   ----------                                             ------------
                                    5,171,594          TOTAL NET ASSETS (100.0%)          $169,178,311
                                                                                          ------------

See Notes to Schedule of Investments                    1

                                                             NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2006 (UNAUDITED)


SCHEDULE OF INVESTMENTS High Income Bond Portfolio
--------------------------------------------------

PRINCIPAL AMOUNT($)                                                                 RATING                  MARKET VALUE($)(+)
                                                                               Moody's     S&P

CORPORATE DEBT SECURITIES (97.1%)

       50,000 AES Corp., Senior Secured Notes, 8.75%, due 5/15/13                 Ba3        B+                      54,000(n)
       40,000 Airgas, Inc., Guaranteed Notes, 9.13%, due 10/1/11                  Ba2       BB-                      42,350
      100,000 Allied Waste North America, Inc., Guaranteed Senior Secured
              Notes, Ser. B, 9.25%, due 9/1/12                                     B2       BB-                     107,875
       20,000 AMC Entertainment, Inc., Guaranteed Notes, 8.63%, due
              8/15/12                                                              B2        B-                      20,900
       35,000 American Real Estate Partners L.P., Senior Notes, 8.13%, due
              6/1/12                                                              Ba2       BB                       35,963
       45,000 Amerigas Partners L.P., Senior Unsecured Notes, 7.25%, due
              5/20/15                                                              B1       BB-                      45,000
       60,000 Arch Western Finance Corp., Senior Notes, 6.75%, due 7/1/13         Ba3       BB-                      59,550
       20,000 Ball Corp., Guaranteed Notes, 6.88%, due 12/15/12                   Ba2       BB                       20,450
       20,000 Biovail Corp., Senior Subordinated Notes, 7.88%, due 4/1/10          B2       BB-                      20,400
       20,000 Bowater, Inc., Debentures, 9.00%, due 8/1/09                         B1        B+                      20,800
       35,000 Ceasars Entertainment, Senior Unsecured Notes, 7.50%, due
              9/1/09                                                             Baa3      BBB-                      36,856
       20,000 Ceasars Entertainment, Senior Subordinated Notes, 8.13%, due
              5/15/11                                                             Ba1       BB+                      21,750
       40,000 Charter Communications Operating LLC, Senior Notes, 8.00%,
              due 4/30/12                                                          B2        B-                      39,800(n)
       60,000 Chesapeake Energy Corp., Senior Notes, 7.00%, due 8/15/14           Ba2       BB                       61,350
       20,000 Chukchansi Economic Development Authority, Senior Notes,
              8.00%, due 11/15/13                                                  B2       BB-                      20,500(n)
       50,000 CMS Energy Corp., Senior Notes, 7.75%, due 8/1/10                    B1        B+                      52,375
       40,000 Crown Americas, Senior Notes, 7.75%, due 11/15/15                    B1        B                       41,500
       65,000 CSC Holdings, Inc., Senior Notes, Ser. B, 8.13%, due 7/15/09         B2        B+                      67,194
       40,000 Dean Foods Co., Senior Notes, 6.63%, due 5/15/09                    Ba2       BB-                      40,400
       25,000 Dex Media West LLC, Senior Subordinated Notes, Ser. B,
              9.88%, due 8/15/13                                                   B2        B                       27,656
       70,000 Dex Media, Inc., Notes, 8.00%, due 11/15/13                          B3        B                       72,100
       55,000 DirecTV Holdings LLC, Senior Notes, 8.38%, due 3/15/13              Ba2       BB-                      58,712
       40,000 Dobson Cellular Systems, Secured Notes, 8.38%, due 11/1/11           B1        B-                      42,300
       20,000 Dollarama Group L.P., Senior Subordinated Notes, 8.88%, due
              8/15/12                                                              B3        B-                      20,200(n)
       35,000 Dynegy Holdings, Inc., Senior Secured Notes, 10.13%, due
              7/15/13                                                              B1        B-                      40,100(n)
       25,000 EchoStar DBS Corp., Senior Notes, 5.75%, due 10/1/08                Ba3       BB-                      24,750
       15,000 EchoStar DBS Corp., Guaranteed Notes, 6.63%, due 10/1/14            Ba3       BB-                      14,494
       20,000 EchoStar DBS Corp., Guaranteed Notes, 7.13%, due 2/1/16             Ba3       BB-                      19,675(n)
       20,000 Elan Financial PLC, Guaranteed Notes, 8.75%, due 5/15/06             B3        B                       19,700(u)
       50,000 Equistar Chemicals, L.P., Senior Unsecured Notes, 10.63%,
              due 5/1/11                                                           B2       BB-                      54,125
       50,000 Ferrellgas L.P., Senior Notes, 6.75%, due 5/1/14                    Ba3        B+                      48,125
       50,000 Flextronics Intl. Ltd., Senior Subordinated Notes, 6.50%,
              due 5/15/13                                                         Ba2       BB-                      49,625
      130,000 Ford Motor Credit Co., Senior Notes, 4.95%, due 1/15/08             Ba2       BB-                     121,144
       80,000 Ford Motor Credit Co., Notes, 7.38%, due 10/28/09                   Ba2       BB-                      75,211
       40,000 Forest Oil Corp., Guaranteed Senior Notes, 7.75%, due 5/1/14        Ba3       BB-                      41,300
       50,000 Freescale Semiconductor, Inc., Senior Notes, 7.13%, due
              7/15/14                                                             Ba1      BBB-                      51,875
       60,000 General Motors Acceptance Corp., Notes, 6.13%, due 2/1/07           Ba1       BB                       59,074
       60,000 General Motors Acceptance Corp., Notes, 6.88%, due 9/15/11          Ba1       BB                       55,925
       10,000 Graphic Packaging Intl., Senior Notes, 8.50%, due 8/15/11            B2        B-                       9,900
       10,000 Graphic Packaging Intl., Inc., Senior Subordinated Notes,

See Notes to Schedule of Investments

                                                             NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2006 (UNAUDITED)


SCHEDULE OF INVESTMENTS High Income Bond Portfolio cont'd
---------------------------------------------------------

PRINCIPAL AMOUNT($)                                                                 RATING                  MARKET VALUE($)(+)
                                                                               Moody's     S&P
              9.50%, due 8/15/13                                                   B3        B-                       9,350
       30,000 Harrahs Operating Co., Inc., Guaranteed Notes, 5.38%, due
              12/15/13                                                           Baa3      BBB-                      28,601
       75,000 HCA, Inc., Notes, 5.50%, due 12/1/09                                Ba2       BB+                      73,070
       50,000 Host Marriott L.P., Senior Notes, 7.13%, due 11/1/13                Ba2       BB-                      50,875
       30,000 Houghton Mifflin Co., Senior Notes, 8.25%, due 2/1/11                B3        B-                      31,050
       50,000 Intelsat Subsidiary Holdings Co. Ltd., Guaranteed Notes,
              8.63%, due 1/15/15                                                   B2        B+                      51,625
       50,000 K. Hovnanian Enterprises, Guaranteed Senior Subordinated
              Unsecured Notes, 8.88%, due 4/1/12                                  Ba2        B+                      52,250
       30,000 Kerr-McGee Corp., Secured Notes, 6.88%, due 9/15/11                 Ba3       BB+                      31,364
       30,000 Knowledge Learning Center, Guaranteed Notes, 7.75%, due
              2/1/15                                                               B3        B-                      28,575(n)
       55,000 L-3 Communications Corp., Guaranteed Senior Subordinated
              Notes, 7.63%, due 6/15/12                                           Ba3       BB+                      56,787
       40,000 Lamar Media Corp., Guaranteed Notes, 7.25%, due 1/1/13              Ba3        B                       41,000
       10,000 LIN Television Corp., Senior Subordinated Notes, 6.50%, due
              5/15/13                                                              B1        B-                       9,400
       10,000 LIN Television Corp., Guaranteed Notes, 6.50%, due 5/15/13           B1        B-                       9,400
       20,000 Majestic Star Casino LLC, Guaranteed Notes, 9.50%, due
              10/15/10                                                             B2       BB-                      21,200
       40,000 Massey Energy Co., Senior Notes, 6.63%, due 11/15/10                 B1       BB-                      40,700
       20,000 Mediacom Capital Corp. LLC, Senior Unsecured Notes, 9.50%,
              due 1/15/13                                                          B3        B                       19,800
       30,000 Methanex Corp., Senior Notes, 8.75%, due 8/15/12                    Ba1      BBB-                      32,775
       75,000 MGM Mirage, Inc., Senior Notes, 6.00%, due 10/1/09                  Ba2       BB                       73,875
       10,000 Mirant Americas Generation, Inc., Senior Notes, 8.30%, due
              5/1/11                                                               B2        B-                      10,350
       25,000 Mirant North America LLC, Senior Notes, 7.38%, due 12/31/13          B1        B-                      25,500(n)
       50,000 Mohegan Tribal Gaming, Senior Subordinated Notes, 6.38%, due
              7/15/09                                                             Ba3        B+                      49,750
       10,000 Mohegan Tribal Gaming, Senior Subordinated Notes, 8.00%, due
              4/1/12                                                              Ba3        B+                      10,475
       80,000 Mylan Laboratories, Inc., Senior Notes, 6.38%, due 8/15/15          Ba1       BB+                      80,400
       50,000 Newfield Exploration Co., Senior Notes, 7.63%, due 3/1/11           Ba2       BB+                      53,187
       30,000 Newfield Exploration Co., Senior Subordinated Notes, 6.63%,
              due 4/15/16                                                         Ba3       BB-                      29,963
       75,000 Nextel Communications, Senior Notes, Ser. E, 6.88%, due
              10/31/13                                                           Baa2        A-                      77,383
       50,000 Novelis, Inc., Senior Notes, 7.25%, due 2/15/15                      B1        B                       48,000(n)
       20,000 NRG Energy, Inc., Guaranteed Notes, 7.38%, due 2/1/16                B1        B-                      20,425
       50,000 Owens & Minor, Inc., Senior Subordinated Notes, 8.50%, due
              7/15/11                                                             Ba3       BB+                      52,500
       50,000 Owens-Brockway Glass Container, Inc., Guaranteed Senior
              Notes, 8.25%, due 5/15/13                                            B2        B                       52,250
       50,000 Packaging Corp. of America, Unsubordinated Notes, 4.38%, due
              8/1/08                                                              Ba1      BBB                       48,607
       60,000 Peabody Energy Corp., Guaranteed Senior Notes, Ser. B,
              6.88%, due 3/15/13                                                  Ba2       BB-                      60,900
       30,000 Plains E&P Co., Senior Notes, 7.13%, due 6/15/14                    Ba2       BB-                      30,825
       5,000  PQ Corp., Guaranteed Notes, 7.50%, due 2/15/13                       B3        B-                       4,800(n)
       20,000 Pride International, Inc., Senior Notes, 7.38%, due 7/15/14         Ba2       BB-                      21,000
       40,000 Primedia, Inc., Guaranteed Notes, 8.88%, due 5/15/11                 B2        B                       39,000
       70,000 Qwest Corp., Notes, 8.88%, due 3/15/12                              Ba3       BB                       78,225
       50,000 Rogers Cable, Inc., Secured Notes, 7.88%, due 5/1/12                Ba2       BB+                      53,500

See Notes to Schedule of Investments


                                                             NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2006 (UNAUDITED)


SCHEDULE OF INVESTMENTS High Income Bond Portfolio cont'd
---------------------------------------------------------

PRINCIPAL AMOUNT($)                                                                 RATING                  MARKET VALUE($)(+)
                                                                               Moody's     S&P
       50,000 Rogers Wireless, Inc., Secured Notes, 7.25%, due 12/15/12           Ba2       BB                       52,687
       25,000 Royal Caribbean Cruises, Senior Notes, 8.00%, due 5/15/10           Ba1      BBB-                      26,734
       20,000 San Pasqual Casino, Notes, 8.00%, due 9/15/13                        B2        B+                      20,200(n)
       20,000 Service Corp. International, Senior Notes, 7.70%, due
              4/15/09                                                             Ba3       BB                       20,650
       50,000 Shaw Communications, Inc., Senior Notes, 8.25%, due 4/11/10         Ba2       BB+                      53,125
       20,000 Smithfield Foods, Inc., Senior Notes, 7.00%, due 8/1/11             Ba2       BB                       19,900
       50,000 Starwood Hotels & Resorts Worldwide, Inc., Guaranteed Notes,
              7.38%, due 5/1/07                                                   Ba1       BB+                      50,875
       60,000 Station Casinos, Senior Notes, 6.00%, due 4/1/12                    Ba2       BB-                      59,175
       75,000 Steinway Musical Instruments, Guaranteed Notes, 8.75%, due
              4/15/11                                                             Ba3       BB-                      78,337
       50,000 Stewart Enterprises, Senior Notes, 6.25%, due 2/15/13                B1       BB-                      48,000(n)
       20,000 Sungard Data Systems, Inc., Senior Unsecured Notes, 9.13%,
              due 8/15/13                                                          B3        B-                      21,150(n)
       25,000 Targa Resources, Inc., Guaranteed Notes, 8.50%, due 11/1/13          B2        B-                      26,000(n)
       55,000 Teco Energy, Inc., Senior Notes, 7.50%, due 6/15/10                 Ba2       BB                       57,887
       60,000 TXU Corp., Senior Notes, Ser. O, 4.80%, due 11/15/09                Ba1       BB+                      57,643
       20,000 United Rentals NA, Inc., Guaranteed Notes, 6.50%, due
              2/15/12                                                              B3        B+                      19,600
       60,000 US Oncology, Inc., Guaranteed Notes, 9.00%, due 8/15/12              B2        B-                      62,100
       50,000 Ventas Realty L.P., Guaranteed Notes, 6.75%, due 6/1/10             Ba2       BB+                      50,500
       50,000 Videotron Ltee, Guaranteed Notes, 6.38%, due 12/15/15               Ba3        B+                      48,937
       50,000 Warner Music Group, Senior Subordinated Notes, 7.38%, due
              4/15/14                                                              B2        B-                      49,500
       30,000 Xerox Corp., Senior Notes, 7.63%, due 6/15/13                       Ba2       BB+                      31,575
                                                                                                               ------------

              TOTAL CORPORATE DEBT SECURITIES (COST $4,129,143)                                                   4,078,316
                                                                                                               ------------
NUMBER OF SHARES
SHORT TERM INVESTEMENTS (2.0%)
        84,749 Neuberger Berman Prime Money Fund Trust Class
               (COST $84,749)                                                                                        84,749@#
                                                                                                               ------------

               TOTAL INVESTMENTS (99.1%) (COST $4,213,892)                                                        4,163,065##
               Cash, receivables and other assets, less liabilities (0.9%)                                           38,311
                                                                                                               ------------
               TOTAL NET ASSETS (100.0%)                                                                         $4,201,376
                                                                                                               -----------




See Notes to Schedule of Investments


                                                             NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2006 (UNAUDITED)




SCHEDULE OF INVESTMENTS International Portfolio
-----------------------------------------------


             NUMBER OF SHARES                    MARKET VALUE($)(+)      NUMBER OF SHARES                      MARKET VALUE($)(+)

             COMMON STOCKS (90.8%)                                       IRELAND (9.6%)

             ARGENTINA (1.1%)                                               12,630   Allied Irish Banks         $   301,853
                 1,825   Tenaris SA ADR           $   329,723               62,423   Anglo Irish Bank             1,030,459
             AUSTRALIA (5.8%)                                               77,864   C&C Group                      530,209
               330,050   Hardman Resources            510,727*              18,617   CRH PLC                        652,610
                99,350   Paladin Resources            368,683*               6,190   DCC PLC                        144,258
                60,063   Timbercorp Ltd.              161,359               74,280   Dragon Oil PLC                 270,010*
                22,200   Woodside Petroleum           723,318                                                   ------------
                                                  -----------                                                     2,929,399
                                                    1,764,087            ITALY (0.6%)
             BELGIUM (3.7%)                                                  4,430  Indesit Co.                      56,997
                13,250   Euronav SA                   359,612               11,400  Marazzi Group                   134,914*
                 4,490   Fortis                       160,665                                                   ------------
                12,840   InBev NV                     603,147                                                       191,911
                    70   Omega Pharma SA                4,295            JAPAN (13.1%)
                                                  -----------                3,940  Acom Co.                        231,715
                                                    1,127,719                7,800  Aica Kogyo                      113,520
             BRAZIL (2.4%)                                                  62,000  Brother Industries              680,182
                 8,285   Petroleo Brasileiro                                 1,000  CHIYODA Corp.                    23,320
                          ADR                         718,061*              15,600  F.C.C. Co.                      347,198
                                                                            22,300  Heiwa Corp.                     343,909
             CANADA (11.0%)                                                  1,900  Hisamitsu
                 2,300   Addax Petroleum               55,203*(n)                   Pharmaceutical                   47,542
                 3,800   Addax Petroleum               91,205*              17,500  Mars Engineering                473,637
                10,380   Canadian Natural                                    7,900  Maruichi Steel Tube             197,340
                          Resources                   577,458                1,150  NAMCO BANDAI                     15,778
                30,000   Centurion Energy                                    6,700  Nihon Kohden                    117,469
                          International               366,449*              35,000  Nissan Motor                    416,443
                16,500   Corus Entertainment,                                2,500  Nissha Printing                  94,259
                          Inc., B Shares              506,343                8,200  Nissin Healthcare
                32,040   Great Canadian                                              Food Service                   118,085
                          Gaming                      344,404*               2,000  PENTAX CORP.                     11,694
                 8,500   MacDonald Dettwiler          331,519*              10,600  PLENUS Co.                      322,976
                 5,000   Suncor Energy                384,151                2,600  Takeda
                12,920   Talisman Energy              686,866                       Pharmaceutical                  148,483
                                                  -----------               17,000  Takuma Co.                      138,321
                                                    3,343,598                7,800  TENMA Corp.                     142,398
             FRANCE (6.1%)                                                                                      -----------
                 5,700   BNP Paribas                  530,315                                                     3,984,269
                19,780   GameLoft                     137,091*           KOREA (1.9%)
                 1,780   Ipsos                        255,811                12,690  KT Corp. ADR                   270,297
                 3,670   Publicis Groupe              143,440                13,800  SK Telecom ADR                 325,542
                 4,010   Saft Groupe SA               117,449*                                                  -----------
                 1,720   Societe Generale             259,088                                                       595,839
                 3,195   Total SA ADR                 420,877            NETHERLANDS (1.6%)
                                                  -----------                3,300  Aalberts Industries NV          243,737
                                                    1,864,071                7,510  TNT NV                          260,434
             GERMANY (2.9%)                                                                                     -----------
                 3,520   Continental AG               388,163                                                       504,171
                 2,780   Rhoen-Klinikum AG            119,284            NORWAY (2.1%)
                 3,100   Wincor Nixdorf AG            391,329               12,470  Prosafe ASA                     652,167
                                                  -----------
                                                      898,776            SINGAPORE (0.6%)
             GREECE (0.6%)                                                  17,000  DBS Group                       171,489
                 3,680   Titan Cement                 175,991
                                                                         SPAIN (0.7%)
             HONG KONG (1.7%)                                                4,408  Telefonica SA ADR               207,044
               483,000   TPV Technology               532,175
                                                                         SWEDEN (2.6%)
                                                                              200   Capio AB                          3,746*

See Notes to Schedule of Investments

                                                             NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2006 (UNAUDITED)


SCHEDULE OF INVESTMENTS International Portfolio cont'd
------------------------------------------------------



NUMBER OF SHARES                                 MARKET VALUE($)(+)

   32,400  Intrum Justitia AB                     $   296,129*
   14,800  Lundin Petroleum AB                        171,467*
   12,200  Nobia AB                                   317,240
                                                -------------
                                                      788,582
SWITZERLAND (1.2%)
    3,890  Advanced Digital Broadcast                 370,590*

UNITED KINGDOM (21.5%)
   91,510  888 Holdings PLC                           350,149*
    3,229  Amlin PLC                                   15,655*
   39,670  Barclays PLC                               464,689
   18,640  Barratt Developments                       343,324
   40,510  Burren Energy                              671,808
    6,460  GlaxoSmithKline PLC                        169,095
   14,390  Kensington Group                           297,331
  204,860  MFI Furniture Group                        382,135
   26,880  NETeller PLC                               342,452*
   24,150  Northern Rock                              497,315
   32,950  Punch Taverns PLC                          482,823
   48,726  Redrow PLC                                 469,921
   99,417  RPS Group                                  311,672
   25,810  Trinity Mirror                             255,873
   83,290  Tullow Oil PLC                             491,083
  297,761  Vodafone Group                             624,047
   35,964  William Hill                               374,990
                                                -------------
                                                    6,544,362
TOTAL COMMON STOCKS
(COST $26,066,211)                                 27,694,024
                                                -------------
PREFERRED STOCKS (6.1%)

BRAZIL (3.9%)
   12,030  Companhia Vale do
            Rio Doce ADR                              520,057
    6,500  Ultrapar Participacoes                     113,668
    8,500  Ultrapar Participacoes
            ADR                                       150,960
   56,030  Universo Online SA                         386,769*
                                                -------------
                                                    1,171,454
GERMANY (2.2%)
      697  Porsche AG                                 668,355

TOTAL PREFERRED STOCKS
(COST $1,707,996)                                   1,839,809
                                                -------------
SHORT-TERM INVESTMENTS (15.5%)
4,734,950  Neuberger Berman Prime Money Fund
           Trust Class (COST $4,734,950)           4,734,950@#
                                                -------------
TOTAL INVESTMENTS (112.4%)
(COST $32,509,157)                                34,268,783##
  Liabilities, less cash, receivables
  and other assets [(12.4%)]                      (3,774,159)
                                                -------------
TOTAL NET ASSETS (100.0%)                         30,494,624
                                                 ------------

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY              INTERNATIONAL PORTFOLIO
--------------------------------------------------------------------------------



                                                  MARKET VALUE(+)  PERCENTAGE OF
INDUSTRY                                         (000'S OMITTED)      NET ASSETS
--------                                         ---------------   -------------

Oil & Gas                                          $6,101,958             20.0%
Banks                                               3,713,203             12.2%
Hotels, Restaurants & Leisure                       1,869,101              6.1%
Automobiles & Components                            1,820,159              6.0%
Technology - Hardware                               1,615,380              5.3%
Commercial Services & Supplies                      1,241,670              4.1%
Telecommunications - Wireless                       1,219,886              4.0%
Consumer Durables & Apparel                         1,203,260              3.9%
Media                                               1,161,467              3.8%
Food, Beverage & Tobacco                            1,133,355              3.7%
Construction Materials                              1,025,942              3.4%
Energy Services & Equipment                         1,011,779              3.3%
Capital Goods                                         887,641              2.9%
Consumer Discresionary                                736,919              2.4%
Energy                                                735,133              2.4%
Financial Services                                    638,580              2.1%
Telecommunications - Diversified                      577,634              1.9%
Materials - Metals & Mining                           520,057              1.7%
Retailing                                             382,135              1.3%
Chemicals                                             378,147              1.2%
Pharmaceuticals & Biotechnology                       369,416              1.2%
Transportation                                        260,434              0.9%
Health Care Equipment & Services                      240,499              0.8%
Diversified Financials                                231,715              0.8%
Materials                                             161,359              0.5%
Industrial & Commercial Products                      144,258              0.5%
Technology                                            137,091              0.4%
Insurance                                              15,655              0.1%
Other Assets - Net                                    960,791              3.1%
                                                     --------              ----
                                                 $ 30,494,624            100.0%
                                                -------------            ------

                                                             NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2006 (UNAUDITED)


SCHEDULE OF INVESTMENTS Limited Maturity Bond Portfolio
-------------------------------------------------------

PRINCIPAL AMOUNT($)                                                                            RATING            MARKET VALUE($)(+)
                                                                                          Moody's     S&P
U.S. TREASURY SECURITIES-BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT (0.8%)
  2,965,000 U.S. Treasury Notes, 2.25%, due 4/30/06
            (COST $2,964,330)                                                               TSY       TSY             2,959,209
                                                                                                                   ------------
U.S. GOVERNMENT AGENCY SECURITIES (7.6%)
  5,250,000 Fannie Mae, Notes, 5.25%, due 4/15/07                                           AGY       AGY             5,255,759
  8,675,000 Federal Home Loan Bank, Notes, 3.38%, due 9/14/07                               AGY       AGY             8,470,626
  7,000,000 Federal Home Loan Bank, Bonds, 4.63%, due 2/8/08                                AGY       AGY             6,943,755
  6,200,000 Freddie Mac, Notes, 4.38%, due 11/16/07                                         AGY       AGY             6,130,337
                                                                                                                   ------------

         TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $26,940,405)                                                  26,800,477
                                                                                                                   ------------

MORTGAGE-BACKED SECURITIES (36.8%)
  5,822,814 Adjustable Rate Mortgage Trust, Ser. 2005-10, Class 4A1,
            5.39%, due 1/25/36                                                              Aaa       AAA             5,765,813
  4,229,295 Banc of America Commercial Mortgage, Inc., Ser. 2005-1,
            Class A1, 4.36%, due 11/10/42                                                             AAA             4,188,966
  6,125,254 Banc of America Commercial Mortgage, Inc., Ser. 2005-6,
            Class A1, 5.00%, due 9/10/47                                                    Aaa       AAA             6,075,102
  2,389,203 Banc of America Funding Corp., Ser. 2005-F, Class 4A1,
            5.41%, due 9/20/35                                                              Aaa       AAA             2,366,630
  5,977,340 Banc of America Funding Corp., Ser. 2005-H, Class 7A1,
            5.71%, due 11/20/35                                                                       AAA             5,964,267
  4,768,025 Banc of America Funding Corp., Ser. 2006-A, Class 3A2,
            5.96%, due 2/20/36                                                                        AAA             4,772,498
  3,316,851 Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due
            6/25/35                                                                         Aaa       AAA             3,513,034(n)
  6,125,127 Credit Suisse First Boston Mortgage Securities Corp., Ser.
            2005-C6, Class A1, 4.94%, due 12/15/40                                          Aaa       AAA             6,067,241
  5,839,675 First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5,
            Class 2A1, 5.47%, due 11/25/35                                                  Aaa       AAA             5,792,767(OO)
  6,374,671 GMAC Mortgage Corp. Loan Trust, Ser. 2006-AR1, Class 1A1,
            5.66%, due 4/19/36                                                              Aaa       AAA             6,362,559(OO)
  7,670,315 GSMPS Mortgage Loan Trust, Ser. 2005-RP2, Class 1A4, 8.50%,
            due 3/25/35                                                                     Aaa       AAA             8,124,568(n)
  1,504,400 GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%,
            due 9/25/35                                                                     Aaa       AAA             1,594,338
  4,926,053 Harborview Mortgage Loan Trust, Floating Rate, Ser. 2004-4,
            Class 3A, 2.98%, due 4/19/07                                                    Aaa       AAA             4,829,565(u)
  5,943,136 Indymac Index Mortgage Loan Trust, Ser. 2005-AR23, Class
            2A1, 5.57%, due 11/25/35                                                        Aaa       AAA             5,908,198
  6,395,892 Indymac Index Mortgage Loan Trust, Ser. 2006-AR3, Class
            2A1A, 6.45%, due 3/25/36                                                        Aaa       AAA             6,466,841
  6,239,327 JP Morgan Chase Commercial Mortgage Securities Corp., Ser.
            2005-LDP5, Class A1, 5.04%, due 12/15/44                                        Aaa       AAA             6,188,622
  5,894,992 JP Morgan Mortgage Trust, Ser. 2005-ALT1, Class 2A1, 5.65%,
            due 10/25/35                                                                    Aaa       AAA             5,871,558
 10,466,257 Master Adjustable Rate Mortgages Trust, Ser. 2005-6, Class
            3A2, 5.07%, due 7/25/35                                                         Aaa       AAA            10,391,036
  6,149,661 Nomura Asset Acceptance Corp., Ser. 2005-AR6, Class 2A1,
            5.82%, due 12/25/35                                                             Aaa       AAA             6,135,817
 17,332,500 Nomura Asset Acceptance Corp., Ser. 2006-AP1, Class AIO,
            4.50%, Interest Only Security due 1/25/36                                       Aaa       AAA               809,740
  5,914,940 Residential Accredit Loans, Inc., Ser. 2005-QA10, Class A31,
            5.63%, due 9/25/35                                                              Aaa       AAA             5,890,626

See Notes to Schedule of Investments

                                                               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2006 (UNAUDITED)


SCHEDULE OF INVESTMENTS Limited Maturity Bond Portfolio cont'd
--------------------------------------------------------------

PRINCIPAL AMOUNT($)                                                                            RATING            MARKET VALUE($)(+)
                                                                                          Moody's     S&P

  3,945,192 Residential Accredit Loans, Inc., Ser. 2006-QA1, Class A21,
            6.01%, due 1/25/36                                                              Aaa       AAA             3,961,802
FANNIE MAE
  3,795,425 Fannie Mae Whole Loan, Ser. 2004-W8, Class PT, 10.14%, due
            4/25/06                                                                         Aaa       AAA             4,200,252(u)
FREDDIE MAC
     12,405 Mortgage Participation Certificates, 10.00%, due 4/1/20                         AGY       AGY                13,621
    242,501 Pass-Through Certificates, 5.00%, due 2/1/07                                    AGY       AGY               242,292
  4,802,765 Pass-Through Certificates, 8.00%, due 11/1/26                                   AGY       AGY             5,125,694
  3,012,776 Pass-Through Certificates, 8.50%, due 10/1/30                                   AGY       AGY             3,239,189
                                                                                                                   ------------

            TOTAL MORTGAGE-BACKED SECURITIES (COST $131,148,516)                                                    129,862,635
                                                                                                                   ------------

CORPORATE DEBT SECURITIES (37.5%)
  3,300,000 American Express Co., Notes, 5.50%, due 9/12/06                                  A1        A+             3,306,894
  4,130,000 Bank of America Corp., Senior Notes, 3.88%, due 1/15/08                         Aa2       AA-             4,034,353
  2,990,000 Bank of New York Co., Inc., Senior Notes, 5.20%, due 7/1/07                     Aa3        A+             2,983,918
  3,300,000 Bear Stearns Co., Inc., Notes, 4.00%, due 1/31/08                                A1         A             3,227,004
  3,100,000 Berkshire Hathaway Finance, Notes, 3.40%, due 7/2/07                            Aaa       AAA             3,026,896
  3,250,000 Boeing Capital Corp., Senior Notes, 5.75%, due 2/15/07                           A2         A             3,260,059
  3,400,000 Caterpillar Financial Services Corp., Medium-Term Notes,
            2.59%, due 7/15/06                                                               A2         A             3,376,363
  1,285,000 Chase Manhattan Corp., Subordinated Notes, 7.25%, due 6/1/07                     A1         A             1,310,992
  3,350,000 CIT Group, Inc., Senior Notes, 3.88%, due 11/3/08                                A2         A             3,230,877
  6,300,000 Citigroup, Inc., Notes, 5.00%, due 3/6/07                                       Aa1       AA-             6,283,343
  3,250,000 Coca-Cola Enterprises, Notes, 5.38%, due 8/15/06                                 A2         A             3,252,265
  3,000,000 Comcast Cable Communications, Notes, 8.38%, due 5/1/07                         Baa2      BBB+             3,092,331
  7,100,000 Countrywide Home Loans, 5.55%, due 12/12/12                                     Aaa       AAA             7,094,448(O)
  4,175,000 Credit Suisse First Boston USA, Inc., Notes, 4.63%, due
            1/15/08                                                                         Aa3        A+             4,125,451
  2,500,000 DaimlerChrysler N.A. Holdings Corp., Guaranteed Notes,
            4.05%, due 6/4/08                                                                A3       BBB             2,422,505
  3,400,000 Diageo Finance BV, Guaranteed Notes, 3.00%, due 12/15/06                         A3        A-             3,348,442
  1,150,000 Enterprise Products Operating LP, Senior Notes, 4.00%, due
            10/15/07                                                                       Baa3       BB+             1,125,047
  3,400,000 General Electric Capital Corp., Notes, 3.50%, due 5/1/08                        Aaa       AAA             3,285,063
  4,100,000 Goldman Sachs Group, Inc., Notes, 4.13%, due 1/15/08                            Aa3        A+             4,019,406
  3,300,000 Hewlett-Packard Co., Senior Notes, 5.50%, due 7/1/07                             A3        A-             3,299,535
  4,500,000 HSBC Finance Corp., Notes, 4.13%, due 12/15/08                                  Aa3         A             4,362,966
  4,600,000 International Lease Finance Corp., Unsubordinated Notes,
            3.50%, due 4/1/09                                                                A1       AA-             4,359,236
  1,500,000 J.P. Morgan Chase & Co., Senior Notes, 5.63%, due 8/15/06                       Aa3        A+             1,502,634
  3,500,000 John Deere Capital Corp., Notes, 3.90%, due 1/15/08                              A3        A-             3,415,986
  2,175,000 Kraft Foods, Inc., Notes, 4.63%, due 11/1/06                                     A3      BBB+             2,167,209
  1,550,000 Mallinckrodt Group, Inc., Notes, 6.50%, due 11/15/07                           Baa3      BBB+             1,565,923
  2,475,000 MBNA Corp., Notes, 4.63%, due 9/15/08                                           Aa2       AA-             2,438,031
  4,300,000 Merrill Lynch & Co., Notes, 4.25%, due 9/14/07                                  Aa3        A+             4,236,502
  3,850,000 Morgan Stanley, Bonds, 5.80%, due 4/1/07                                        Aa3        A+             3,867,591
  2,525,000 News America Holdings, Inc., Guaranteed Notes, 7.38%, due
            10/17/08                                                                       Baa2       BBB             2,636,358
  1,540,000 Sprint Capital Corp., Guaranteed Notes, 6.00%, due 1/15/07                     Baa2        A-             1,547,307
  3,300,000 Target Corp., Notes, 3.38%, due 3/1/08                                           A2        A+             3,187,817
  3,000,000 Time Warner Entertainment LP, Notes, 7.25%, due 9/1/08                         Baa2      BBB+             3,110,082
  3,400,000 Toyota Motor Credit Corp., Medium-Term Notes, 2.70%, due
            1/30/07                                                                         Aaa       AAA             3,331,456

See Notes to Schedule of Investments


                                                               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Limited Maturity Bond Portfolio cont'd
--------------------------------------------------------------

PRINCIPAL AMOUNT($)                                                                            RATING            MARKET VALUE($)(+)
                                                                                          Moody's     S&P

    3,100,000 U.S. Bank NA, Notes, 2.85%, due 11/15/06                                      Aa1        AA             3,056,712
    1,600,000 Univision Communications, Inc., Guaranteed Notes, 3.50%, due
              10/15/07                                                                     Baa2      BBB-             1,548,507
    3,200,000 Verizon Global Funding Corp., Senior Unsecured Notes, 4.00%,
              due 1/15/08                                                                    A3         A             3,123,965
    3,300,000 Verizon Wireless Capital, Notes, 5.38%, due 12/15/06                           A3         A             3,300,366
    4,100,000 Wachovia Corp., Notes, 4.95%, due 11/1/06                                     Aa3        A+             4,091,808
    3,100,000 Washington Mutual, Inc., Senior Notes, 5.63%, due 1/15/07                      A3        A-             3,105,521
    3,500,000 Wells Fargo & Co., Notes, 3.13%, due 4/1/09                                   Aa1       AA-             3,291,211
                                                                                                                  -------------

              TOTAL CORPORATE DEBT SECURITIES (COST $134,370,876)                                                   132,352,380
                                                                                                                  -------------

FOREIGN GOVERNMENT SECURITIES^ (2.5%)
EUR 4,800,000 Bundesobligation, 3.50%, due 10/10/08                                         Aaa       AAA             5,842,221
EUR 2,540,000 Bundesobligation, 3.25%, due 4/17/09                                          Aaa       AAA             3,066,857
                                                                                                                  -------------

              TOTAL FOREIGN GOVERNMENT SECURITIES (COST $9,233,467)                                                   8,909,078
                                                                                                                  -------------

ASSET-BACKED SECURITIES (13.4%)
    5,000,000 Capital Auto Receivables Asset Trust, Ser. 2004-2, Class A3,
              3.58%, due 1/15/09                                                            Aaa       AAA             4,893,586
    4,140,000 Chase Funding Mortgage Loan, Ser. 2003-6, Class 1A3, 3.34%,
              due 5/25/26                                                                   Aaa       AAA             4,067,674
    6,580,000 Chase Manhattan Auto Owner Trust, Ser. 2003-C, Class A4,
              2.94%, due 6/15/10                                                            Aaa       AAA             6,425,355
    3,800,000 Ford Credit Auto Owner Trust, Ser. 2005-A, Class A3, 3.48%,
              due 11/15/08                                                                  Aaa       AAA             3,753,612
    2,000,000 John Deere Owner Trust, Ser. 2005-A, Class A3, 3.98%, due
              6/15/09                                                                       Aaa       AAA             1,968,555
    5,933,307 Lehman XS Trust, Ser. 2005-1, Class 2A1, 4.66%, due 7/25/35                   Aaa       AAA             5,853,798(u)
    6,400,000 MBNA Credit Card Master Note Trust, Ser. 2002-A1, Class A1,
              4.95%, due 6/15/09                                                            Aaa       AAA             6,394,235
    3,800,000 Nissan Auto Receivables Owner Trust, Ser. 2005-A, Class A3,
              3.54%, due 10/15/08                                                           Aaa       AAA             3,745,673
    2,200,000 Nomura Asset Acceptance Corp., Ser. 2005-S3, Class AIO,
              20.00%, Interest Only Security due 8/25/35                                    Aaa       AAA               402,701
   15,660,258 Nomura Asset Acceptance Corp., Ser. 2005-S4, Class AIO,
              20.00%, Interest Only Security due 10/25/35                                   Aaa       AAA             3,225,042
    4,614,000 Saxon Asset Securities Trust, Ser. 2004-2, Class AF2, 4.15%,
              due 8/25/35                                                                   Aaa       AAA             4,569,564
    1,950,000 USAA Auto Owner Trust, Ser. 2005-1, Class A3, 3.90%, due
              7/15/09                                                                       Aaa       AAA             1,924,429
                                                                                                                 --------------

              TOTAL ASSET-BACKED SECURITIES (COST $48,089,911)                                                       47,224,224
                                                                                                                 --------------

REPURCHASE AGREEMENTS (4.3%)
   15,235,000 State Street Bank and Trust Co., Repurchase Agreement,
              4.45%, due 4/3/06, dated 3/31/06, Maturity Value
              $15,240,650, Collateralized by $15,580,000 Federal Home Loan
              Bank, 4.88%, due 3/11/11 (Collateral Value $15,696,850)
              (COST $15,235,000)                                                                                     15,235,000#
                                                                                                                 --------------
              TOTAL INVESTMENTS (102.9%) (COST $367,982,505)                                                        363,343,003##
              Liabilities, less cash, receivables and other assets [(2.9%)]                                         (10,133,168)
                                                                                                                 --------------
              TOTAL NET ASSETS (100.0%)                                                                            $353,209,835

See Notes to Schedule of Investments

                                                               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Mid-Cap Growth Portfolio
------------------------------------------------

NUMBER OF SHARES                    MARKET VALUE($)(+)     NUMBER OF SHARES                    MARKET VALUE($)(+)
COMMON STOCKS (95.6%)                                      DIAGNOSTIC EQUIPMENT (1.6%)
                                                              300,000  Cytyc Corp.                 8,454,000*
AEROSPACE (2.2%)                                               35,000  IDEXX Laboratories          3,022,600*
   127,500  Precision Castparts         7,573,500                                                 ----------
   153,000  Rockwell Collins            8,621,550                                                 11,476,600
                                       ----------          ELECTRICAL & ELECTRONICS (0.9%)
                                       16,195,050             150,000  Jabil Circuit               6,429,000*

BASIC MATERIALS (1.8%)                                     ENERGY (9.1%)
   225,000  Airgas Inc.                 8,795,250             110,000  Canadian Natural
   120,000  Ecolab Inc.                 4,584,000                      Resources                   6,092,900
                                       ----------             135,000  EXCO Resources              1,691,550*
                                       13,379,250             130,000  GlobalSantaFe Corp.         7,897,500
BIOTECHNOLOGY (5.9%)                                          110,000  Maverick Tube               5,828,900*
   393,000  Celgene Corp.              17,378,460*            120,000  National-Oilwell
   190,000  Gilead Sciences            11,821,800*                     Varco                       7,694,400*
    74,500  Invitrogen Corp.            5,224,685*            147,500  Peabody Energy              7,435,475
    50,000  Myogen, Inc.                1,811,500*            102,500  Quicksilver
   110,000  PDL BioPharma               3,608,000*                     Resources                   3,962,650*(E)
    82,500  Vertex                                            240,000  Range Resources             6,554,400
            Pharmaceuticals             3,018,675*            185,600  Smith International         7,230,976
                                       ----------             267,500  XTO Energy                 11,654,975
                                       42,863,120                                                 ----------
                                                                                                  66,043,726
BUILDING, CONSTRUCTION & FURNISHING (0.7%)
    75,000  Eagle Materials             4,782,000(E)       FINANCIAL SERVICES (5.6%)
                                                               30,000  Chicago Mercantile
BUSINESS SERVICES (9.6%)                                               Exchange                   13,425,000
   255,000  Alliance Data                                      76,500  Legg Mason                  9,587,745
            Systems                    11,926,350*            148,200  Moody's Corp.              10,590,372
   151,500  CB Richard Ellis                                  154,000  Nuveen Investments          7,415,100
            Group                      12,226,050*                                                ----------
   140,000  Corporate                                                                             41,018,217
            Executive Board            14,126,000
   115,000  Getty Images                8,611,200*         HARDWARE (0.7%)
    75,000  Iron Mountain               3,055,500*            135,000  Network Appliance           4,864,050*
    67,500  Laureate Education          3,603,150*
   150,000  Monster Worldwide           7,479,000*         HEALTH CARE (6.6%)
    56,000  NAVTEQ                      2,836,400*            100,000  Allscripts Healthcare
    60,500  NeuStar, Inc.               1,875,500*                     Solutions                   1,831,000*(E)
    45,000  Trimble Navigation          2,027,250*            200,000  Cerner Corp.                9,490,000*(E)
    62,500  VeriFone Holdings           1,893,125*             72,500  Gen-Probe                   3,996,200*
                                       ----------              88,500  Healthways, Inc.            4,508,190*
                                       69,659,525             155,000  IMS Health                  3,994,350
                                                              110,000  Omnicare, Inc.              6,048,900
COMMUNICATIONS EQUIPMENT (1.2%)                               145,000  Psychiatric
    80,000  ADC                                                        Solutions                   4,803,850*
            Telecommunications          2,047,200*             95,000  United Surgical Partners
    77,000  Harris Corp.                3,641,330                      International               3,363,950*
   200,000  Tellabs, Inc.               3,180,000*            207,500  VCA Antech                  5,909,600*
                                       ----------              85,000  WellCare Health Plans       3,862,400*
                                        8,868,530                                                 ----------
CONSUMER DISCRETIONARY (1.8%)                                                                     47,808,440
   127,500  Advance Auto Parts          5,309,100          INDUSTRIAL (6.1%)
    73,500  Harman  International                             123,000  Danaher Corp.               7,816,650
            Industries                  8,168,055             100,000  Donaldson Co.               3,379,000
                                       ----------             282,000  Fastenal Co.               13,349,880(E)
                                       13,477,155              40,500  Fluor Corp.                 3,474,900
CONSUMER STAPLES (1.8%)                                       137,500  Rockwell International      9,887,625
   180,000  Shoppers Drug Mart          6,858,392              92,000  W.W. Grainger               6,932,200
    97,000  Whole Foods Market          6,444,680                                                 ----------
                                       ----------                                                 44,840,255
                                       13,303,072          INTERNET (0.4%)
                                                              125,000  aQuantive, Inc.             2,942,500*


See Notes to Schedule of Investments                    1


                                                               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Mid-Cap Growth Portfolio cont'd
-------------------------------------------------------

NUMBER OF SHARES                    MARKET VALUE($)(+)     NUMBER OF SHARES                    MARKET VALUE($)(+)
LEISURE (5.1%)                                                130,000  Salesforce.com, Inc.        4,722,900*
   155,000  Gaylord Entertainment       7,033,900*                                                ----------
   210,000  Hilton Hotels               5,346,600                                                 12,041,700
    98,500  Marriott International      6,757,100          TECHNOLOGY (4.4%)
   155,000  Scientific Games Class A    5,445,150*             95,000  Agilent Technologies        3,567,250*
   156,000  Station Casinos            12,381,720             110,000  Akamai Technologies         3,617,900*
                                       ----------              75,500  CACI International          4,964,125*
                                       36,964,470             216,000  Cognizant Technology
MEDIA (0.3%)                                                           Solutions                  12,849,840*
    35,500  Lamar Advertising           1,868,010*             65,000  CommScope, Inc.             1,855,750*
                                                              135,000  Comverse Technology         3,176,550*
MEDICAL EQUIPMENT (5.4%)                                       72,500  Logitech International ADR  2,882,600*
    90,000  C.  R.   Bard               6,102,900                                                 ----------
    90,000  Hologic, Inc.               4,981,500*                                                32,914,015
    29,500  Intuitive Surgical          3,481,000*
   225,000  Kyphon, Inc.                8,370,000*         TELECOMMUNICATIONS (4.5%)
   190,000  ResMed, Inc.                8,356,200*            235,000  American Tower              7,125,200*
   141,000  Varian Medical Systems      7,918,560*            350,000  Dobson
                                       ----------                      Communications              2,807,000*
                                       39,210,160             230,000  Leap Wireless
METALS (0.5%)                                                          International              10,025,700*
    47,000  Phelps Dodge                3,784,910             212,500  NII Holdings               12,531,125*
                                                                                                  ----------
OIL & GAS (2.0%)                                                                                  32,489,025
   319,000  Denbury Resources          10,102,730*
   167,500  Western Oil Sands Class A   4,650,544*         TRANSPORTATION (1.2%)
                                       ----------             173,000  C.H. Robinson Worldwide     8,492,570(E)
                                       14,753,274
                                                           UTILITIES (0.3%)
                                                              100,000  Mirant Corp.                2,500,000*
RETAIL (6.0%)
   195,000  AnnTaylor Stores            7,174,050*         TOTAL COMMON STOCKS
   331,200  Coach, Inc.                11,452,896*         (COST $446,145,116)                   697,015,560
    90,000  Fortune Brands              7,256,700                                                -----------
   127,500  Michaels Stores             4,791,450          SHORT-TERM INVESTMENTS (7.9%)
   249,000  Nordstrom, Inc.             9,755,820          34,052,588  Neuberger Berman Prime
    85,000  Tiffany & Co.               3,190,900                      Money Fund Trust Class     34,052,588@
                                       ----------          23,768,401  Neuberger Berman
                                       43,621,816                      Securities Lending
SEMICONDUCTORS (8.3%)                                                  Quality Fund, LLC          23,768,401(++)
   100,000  Advanced Micro Devices      3,316,000*                                                ----------
   120,000  Analog Devices              4,594,800          TOTAL SHORT-TERM INVESTMENTS
   147,500  Broadcom Corp.              6,366,100*         (COST $57,820,989)                     57,820,989#
   111,500  Linear Technology           3,911,420                                                -----------
   120,000  Marvell Technology Group    6,492,000*         TOTAL INVESTMENTS (103.5%)
   222,500  MEMC Electronic Materials   8,214,700*         (COST $503,966,105)                   754,836,549##
   206,500  Microchip Technology        7,495,950          Liabilities, less cash, receivables
   370,000  Microsemi Corp.            10,770,700*           and other assets [(3.5%)]           (25,565,962)
   125,000  National Semiconductor      3,480,000                                                -----------
   145,000  PMC-Sierra                  1,782,050*
   142,500  Varian Semiconductor                           TOTAL NET ASSETS (100.0%)           $ 729,270,587
            Equipment                   4,001,400*
                                       ----------
                                       60,425,120
SOFTWARE (1.6%)
   190,000  Autodesk, Inc.              7,318,800*


See Notes to Schedule of Investments                    2

                                 NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Partners Portfolio
------------------------------------------
NUMBER OF SHARES                 MARKET VALUE($)(+)  NUMBER OF SHARES                 MARKET VALUE($)(+)
                                                       94,100  Goldman Sachs
COMMON STOCKS (98.8%)                                          Group                    $ 14,769,936
                                                                                         -----------
AUTO RELATED (2.8%)                                                                       61,313,582
 248,000  Harley-Davidson           $  12,866,240    HEALTH CARE (5.3%)
 110,400  Johnson Controls              8,382,672     477,900  Boston                     11,015,595*
                                     ------------              Scientific
                                       21,248,912     115,700  Caremark Rx                 5,690,126*
                                                      338,500  NBTY, Inc.                  7,623,020*
BANKING & FINANCIAL (5.0%)                            213,900  Teva
 267,300  Bank of America              12,172,842               Pharmaceutical
 690,970  Hudson City                                           Industries ADR             8,808,402
          Bancorp                       9,182,991      93,100  WellPoint Inc.              7,208,733*
 208,700  Merrill Lynch                16,437,212                                        -----------
                                     ------------                                         40,345,876
                                       37,793,045    INDUSTRIAL (0.6%)
BUILDING MATERIALS (1.0%)                             176,300  Chicago Bridge & Iron       4,231,200
 113,400  Cemex S.A. de C.V.
          ADR                           7,402,752    INSURANCE (6.7%)
                                                      273,800  Aetna Inc.                 13,454,532
BUILDING, CONSTRUCTION & FURNISHING (14.2%)           304,000  American
 245,000  Centex Corp.                 15,187,550               International
 430,566  D.R. Horton                  14,303,403               Group                     20,091,360
 305,300  Home Depot                   12,914,190     119,700  Hartford Financial
 212,700  KB HOME                      13,821,246               Services Group             9,641,835
 262,600  Lennar Corp. Class A         15,855,788     165,100  PMI Group                   7,581,392
  15,000  NVR, Inc.                    11,084,250*                                       -----------
 400,400  Pulte Homes                  15,383,368                                         50,769,119
 249,400  Toll Brothers                 8,636,722*   MACHINERY & EQUIPMENT (4.7%)
                                     ------------     191,400  Caterpillar Inc.           13,744,434
                                      107,186,517     274,750  Joy Global                 16,421,808
BUSINESS SERVICES (1.0%)                               62,400  Terex Corp.                 4,944,576*
 209,400  Career Education              7,900,662*                                       -----------
                                                                                          35,110,818
COAL (4.3%)
 202,800  Arch Coal                    15,400,632    METALS (2.1%)
 341,000  Peabody Energy               17,189,810     198,400  Phelps Dodge               15,977,152
                                     ------------
                                       32,590,442    OIL & GAS (16.1%)
                                                      355,500  Canadian Natural
CONSUMER CYCLICALS (0.6%)                                      Resources                  19,691,145
  84,500  Best Buy                      4,726,085     303,000  Denbury Resources           9,596,010*
                                                      102,100  EOG Resources               7,351,200
CONSUMER DISCRETIONARY (1.0%)                          92,100  National-Oilwell Varco      5,905,452*
  84,300  Whirlpool Corp.               7,710,921     135,200  Petroleo Brasileiro
                                                               ADR                        11,717,784
CONSUMER GOODS & SERVICES (0.9%)                      288,700  Quicksilver Resources      11,161,142*(E)
 116,500  Colgate-Palmolive             6,652,150     267,200  Southwestern Energy         8,601,168*
                                                      254,100  Talisman Energy            13,513,038
ELECTRIC UTILITIES (2.3%)                             182,500  Valero Energy              10,909,850
 192,000  Exelon Corp.                 10,156,800     411,000  Western Oil Sands
 275,000  Mirant Corp.                  6,875,000*             Class A                    11,411,186*
                                     ------------     271,433  XTO Energy                 11,826,336
                                       17,031,800                                        -----------
ENERGY (4.5%)                                                                            121,684,311
 105,600  Anadarko
          Petroleum                    10,666,656    PHARMACEUTICAL (1.2%)
 107,500  ConocoPhillips                6,788,625     192,500  Shire PLC ADR               8,949,325
 179,400  Exxon Mobil                  10,918,284
 122,900  Sempra Energy                 5,709,934    RETAIL (4.4%)
                                     ------------     132,400  Federated
                                       34,083,499              Department Stores           9,665,200
FINANCIAL SERVICES (8.1%)                             209,900  J.C. Penney                12,680,059
   5,000  Berkshire Hathaway
          Class B                      15,060,000*
 135,300  Citigroup Inc.                6,390,219
 385,698  Countrywide                  14,155,117
          Financial
 314,500  General Electric             10,938,310


See Notes to Schedule of Investments                 1

           NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Partners Portfolio cont'd
-------------------------------------------------
NUMBER OF SHARES                   MARKET VALUE($)(+)
 431,500  TJX Cos.                   $ 10,709,830
                                      -----------
                                      33,055,089
SOFTWARE (5.2%)
 398,600  Check Point Software
          Technologies                 7,979,972*
 337,100  Microsoft Corp.              9,172,491
 940,100  Oracle Corp.                12,869,969*
 526,557  Symantec Corp.               8,861,954*
                                     -----------
                                      38,884,386
TECHNOLOGY (2.3%)
  87,400  IBM                          7,207,878
 216,100  Lexmark International
          Group                        9,806,618*
                                     -----------
                                      17,014,496
TRANSPORTATION (2.6%)
 195,100  Frontline Ltd.               6,509,391
 150,700  General Maritime             5,024,338
 188,793  Ship Finance
           International               3,239,688
   9,755  Ship Finance
           International                 165,341
 119,300  Teekay Shipping              4,422,451
                                     -----------
                                      19,361,209
UTILITIES (1.9%)
 319,600  TXU Corp.                   14,305,296

TOTAL COMMON STOCKS
(COST $557,377,967)                  745,328,644
                                     -----------
PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS (1.7%)
$ 11,180,854 Neuberger
             Berman Prime
             Money Fund
             Trust Class,
             1.00%, due
             12/1/30                   11,180,85(++)
  1,203,001  Neuberger
             Berman
             Securities
             Lending
             Quality
             Fund, LLC                 1,203,001@
                                     -----------
TOTAL SHORT-TERM
INVESTMENTS
(COST $12,383,855)                    12,383,855#
                                     -----------
TOTAL INVESTMENTS (100.5%)
(COST $569,761,822)                  757,712,499##
Liabilities, less cash,
  receivables and other
  assets [(0.5%)]                     (3,446,971)
                                     -----------
TOTAL NET ASSETS
(100.0%)                            $754,265,528
                                     -----------

See Notes to Schedule of Investments      2

                   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Regency Portfolio
-----------------------------------------
NUMBER OF SHARES                 MARKET VALUE($)(+)    NUMBER OF SHARES                  MARKET VALUE($)(+)

COMMON STOCKS (98.3%)                                  HEALTH CARE (6.0%)
                                                          66,200  Coventry Health Care      $  3,573,476*
AUTO RELATED (4.5%)                                       20,400  LifePoint Hospitals            638,283*
  91,850  Advance Auto Parts       $  3,824,634(E)       187,200  NBTY, Inc.                   4,215,744*
  66,100  Harley-Davidson             3,429,268           75,200  Omnicare, Inc.               4,135,248
  51,300  Johnson Controls            3,895,209           56,100  Triad Hospitals              2,350,590*
                                    -----------                                              -----------
                                     11,149,111                                               14,913,341
BANKING & FINANCIAL (3.4%)                             INDUSTRIAL (1.5%)
 344,900  Hudson City Bancorp         4,583,721          157,800  Chicago Bridge & Iron        3,787,200
  96,000  IndyMac Bancorp             3,929,280
                                    -----------        INSURANCE (3.1%)
                                      8,513,001          121,900  Endurance Specialty          3,967,845
                                                                   Holdings
BUILDING, CONSTRUCTION & FURNISHING (11.1%)               83,200  PMI Group                    3,820,544(E)
  33,100  Beazer Homes USA            2,174,670(E)                                           -----------
  75,300  Centex Corp.                4,667,847                                                7,788,389
 104,400  Hovnanian                                    MACHINERY & EQUIPMENT (4.0%)
          Enterprises                 4,586,292*(E)       45,800  Manitowoc Co.                4,174,670
  58,500  KB HOME                     3,801,330           72,400  Terex Corp.                  5,736,976*
  74,300  Lennar Corp. Class A        4,486,234                                              -----------
   4,900  NVR, Inc.                   3,620,855*                                               9,911,646
 111,700  Pulte Homes                 4,291,514        MANUFACTURING (3.9%)
                                    -----------           44,900  Eaton Corp.                  3,276,353
                                     27,628,742           80,600  Ingersoll-Rand               3,368,274
BUSINESS SERVICES (1.3%)                                  96,900  Timken Co.                   3,126,963
  82,400  Career Education            3,108,952*                                             -----------
                                                                                               9,771,590
CAPITAL EQUIPMENT (2.5%)
 104,850  Joy Global                  6,266,885        METALS (1.9%)
                                                          59,400  Phelps Dodge                 4,783,482
COAL (4.2%)
  67,300  Arch Coal                   5,110,762        OIL & GAS (14.1%)
 105,400  Peabody Energy              5,313,214          108,300  Canadian Natural
                                    -----------                   Resources                    5,998,737
                                     10,423,976          170,800  Denbury Resources            5,409,236*
COMMUNICATIONS EQUIPMENT (2.6%)                            1,300  Kerr-McGee                     125,022
 254,300  Arris Group                 3,499,168*         101,800  Quicksilver Resources        3,935,588*(E)
 251,700  Avaya Inc.                  2,844,210*         110,100  Southwestern Energy          3,544,119*
                                    -----------           33,600  Sunoco, Inc.                 2,606,352
                                      6,343,378           83,500  Talisman Energy              4,440,530
CONSUMER DISCRETIONARY (2.9%)                            196,300  Williams Cos                 4,198,857
 110,500  Jarden Corp.                3,629,925*         108,476  XTO Energy                   4,726,299
  39,800  Whirlpool Corp.             3,640,506                                              -----------
                                    -----------                                               34,984,740
                                      7,270,431        PHARMACEUTICAL (1.2%)
ELECTRIC UTILITIES (3.7%)                                 65,600  Shire PLC ADR                3,049,744
 129,900  DPL Inc.                    3,507,300
 117,600  Mirant Corp.                2,940,000*(E)    REAL ESTATE (4.4%)
  62,800  NRG Energy                  2,839,816*          52,600  Colonial Properties
                                    -----------                    Trust                       2,636,838(E)
                                      9,287,116           69,600  Developers
FINANCIAL SERVICES (2.3%)                                         Diversified Realty           3,810,600
  25,700  Ambac Financial                                 66,600  iStar Financial              2,549,448
          Group                       2,045,720           75,100  Trizec Properties            1,932,323
  26,600  Bear Stearns                3,689,420                                              -----------
                                    -----------                                               10,929,209
                                      5,735,140
FOOD & BEVERAGE (1.1%)                                 RETAIL (5.1%)
 112,900   Constellation Brands       2,828,145*          60,600  Aeropostale, Inc.            1,827,696*
                                                          83,600  Foot Locker                  1,996,368
                                                         145,300  Hot Topic                    2,106,850*
See Notes to Schedule of Investments

                                                      1

           NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Regency Portfolio cont'd
------------------------------------------------

NUMBER OF SHARES                      MARKET VALUE($)(+)
 104,900  Ross Stores                 $ 3,062,031
 146,700  TJX Cos.                      3,641,094
                                      -----------
                                       12,634,039
SEMICONDUCTORS (1.0%)
  62,300   International Rectifier      2,581,089*

SOFTWARE (4.4%)
 230,800  Activision, Inc.              3,182,732*
 152,600  Check Point Software
           Technologies                 3,055,052*
  80,400  McAfee Inc.                   1,956,132*
 142,400  Take-Two Interactive
          Software                      2,657,184*(E)
                                      -----------
                                       10,851,100
TECHNOLOGY (1.3%)
  70,000  Lexmark International
           Group                        3,176,600*
TRANSPORTATION (3.0%)
  66,000  Frontline Ltd. ADR            2,210,340(E)
  66,400  General Maritime              2,213,776
  22,900  Overseas Shipholding
           Group                        1,097,597
  10,700  Ship Finance
           International                  183,612(E)
  50,000  Teekay Shipping               1,853,500
                                      -----------
                                        7,558,825
UTILITIES (2.7%)
  76,200  National Fuel Gas             2,493,264
  96,800  TXU Corp.                     4,332,768
                                      -----------
                                        6,826,032
UTILITIES, ELECTRIC & GAS (1.1%)
  64,300  Edison International          2,647,874

TOTAL COMMON STOCKS
(COST $210,617,838)                   244,749,777
                                      -----------
SHORT-TERM INVESTMENTS (9.5%)
$17,499,701  Neuberger
             Berman
             Securities
             Lending
             Quality
             Fund, LLC                 17,499,701(++)
  6,106,358  Neuberger
             Berman Prime
             Money Fund
             Trust Class                6,106,358@
                                      -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $23,606,059)                     23,606,059#
                                      -----------

TOTAL INVESTMENTS (107.8%)
(COST $234,223,897)                   268,355,836##
Liabilities, less cash,
  receivables and other
  assets [(7.8%)]                     (19,473,281)
                                      -----------

TOTAL NET ASSETS (100.0%)           $ 248,882,555
                                      -----------

See Notes to Schedule of Investments

                                                              NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2006 (UNAUDITED)



SCHEDULE OF INVESTMENTS Socially Responsive Portfolio
-----------------------------------------------------

             NUMBER OF SHARES                   MARKET VALUE($)(+)  NUMBER OF SHARES                            MARKET VALUE($)(+)

             COMMON STOCKS (93.7%)                                   51,325  Novo-Nordisk A/S

             AUTOMOTIVE (5.7%)                                               Class B                               3,197,533
                 40,500   BorgWarner, Inc.         2,431,620                                                       ---------
                 18,650   Toyota Motor ADR         2,030,985                                                       7,172,361
                                                   ---------        REAL ESTATE (1.4%)
                                                   4,462,605           20,025  AMB Property                        1,086,757

              BANKING & FINANCIAL (3.8%)                            TECHNOLOGY (6.9%)
                 49,525   State Street             2,992,796           77,800  Dell Inc.                           2,315,328*

              BUSINESS SERVICES (3.2%)                                 92,387  National Instruments                3,013,664
                 43,935   Manpower Inc.            2,512,203                                                       ---------
                                                                                                                   5,328,992
              CABLE SYSTEMS (6.9%)
                 87,050   Comcast Corp. Class                       TECHNOLOGY - SEMICONDUCTOR (9.6%)
                           A Special               2,273,746*         183,100  Altera Corp.                        3,779,184*
                123,516   Liberty Global Class A   2,528,373*         112,775  Texas Instruments                   3,661,804
                 29,866   Liberty Global Class C     589,853*                                                      ---------
                                                   ---------                                                       7,440,988
                                                   5,391,972        TECHNOLOGY - SEMICONDUCTOR CAPITAL EQUIPMENT
              CONSUMER STAPLES (2.2%)                               (3.5%)
                 31,350   Costco Wholesale         1,697,916          177,100  Teradyne, Inc.                      2,746,821*

              ENERGY (2.0%)                                         TRANSPORTATION (3.3%)
                 22,610   BP PLC ADR               1,558,733           56,424  Canadian National

              FINANCIAL SERVICES (7.4%)                                        Railway                             2,554,879
                 57,260   Citigroup Inc.           2,704,390        UTILITIES (3.9%)
                 24,655   Freddie Mac              1,503,955          124,500  National Grid                       1,239,673
                  9,625   Goldman Sachs                                36,359  National Grid ADR                   1,804,497
                           Group                   1,510,740                                                       ---------
                                                   ---------                                                       3,044,170
                                                   5,719,085
              HEALTH PRODUCTS & SERVICES (4.3%)                     TOTAL COMMON STOCKS
                 28,775   Quest Diagnostics        1,476,157        (COST $66,574,467)                            72,931,802
                 32,815   UnitedHealth Group       1,833,046                                                      ----------
                                                   ---------        PRINCIPAL AMOUNT
                                                   3,309,203        REPURCHASE AGREEMENT (9.4%)
              INDUSTRIAL (4.7%)                                     $   7,308,000 State Street Bank
                 58,100   Danaher Corp.            3,692,255                      and Trust Co.
                                                                                  Repurchase
              INSURANCE (5.8%)                                                    Agreement, 4.45%,
                 12,900   Progressive Corp.        1,344,954                      due 4/03/06, dated
                 91,975   Willis Group Holdings    3,151,064                      3/31/06, Maturity
                                                   ---------                      Value $7,310,710,
                                                   4,496,018                      Collateralized by
              MEDIA (6.4%)                                                        $7,475,000 Federal
                 38,355   Discovery Holding          575,325*                     Home Loan Bank,
                 51,650   E.W. Scripps             2,309,271                      4.88%, due 03/11/11
                259,250   Liberty Media            2,128,443*                     (Collateral Value
                                                   ---------                      $7,531,063)
                                                   5,013,039                      (COST $7,308,000)                7,308,000#
              OIL & GAS (3.5%)                                                                                    -----------
                 20,700   Cimarex Energy             895,482                                                      80,239,802##
                 43,330   Newfield Exploration     1,815,527*       TOTAL INVESTMENTS (103.1%)
                                                   ---------        (COST $73,882,467)
                                                   2,711,009        Liabilities, less cash, receivables
              PHARMACEUTICAL (9.2%)                                   and other assets [(3.1%)]                   (2,434,409)
                  6,550   Affymetrix, Inc.           215,692*                                                   ------------
                 16,300   Millipore Corp.          1,190,878*       TOTAL NET ASSETS (100.0%)               $     77,805,393
                 46,325   Novartis AG ADR          2,568,258                                                     -----------

See Notes to Schedule of Investments

           NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST MARCH 31, 2006 (UNAUDITED)


NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

(+) Investments in equity securities by each fund are valued at the latest sale price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices, with the exception of securities held by Neuberger Berman AMT International Portfolio, which are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the funds at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Investments in debt securities by each fund are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other securities, bid prices are obtained from principal market makers in those securities. The funds value all other securities, including securities for which the necessary last sale, asked and/or bid prices are not readily available, by methods the Board of Trustees of Neuberger Berman Advisers Management Trust (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 noon, Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the funds' foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a fund could expect to receive for those securities. In this event, FT Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the funds could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

#    At cost, which approximates market value.

## At March 31, 2006, selected fund information on a U.S. federal income tax basis was as follows:


                                                                                   GROSS            GROSS      NET UNREALIZED
NEUBERGER BERMAN                                                  COST        UNREALIZED       UNREALIZED        APPRECIATION
                                                                            APPRECIATION     DEPRECIATION      (DEPRECIATION)
BALANCED PORTFOLIO ("BALANCED")                            $61,746,221       $18,189,354         $574,526         $17,614,828
FASCIANO PORTFOLIO                                          18,646,106         3,794,093          405,178           3,388,915
FOCUS PORTFOLIO                                                815,053           351,975            5,463             346,512
GROWTH PORTFOLIO                                           133,517,182        80,374,154          720,243          79,653,911
GUARDIAN PORTFOLIO                                         130,473,854        43,020,082          374,510          42,645,572
HIGH INCOME BOND PORTFOLIO ("HIGH INCOME")                   4,213,892             4,293           55,120            (50,827)
INTERNATIONAL PORTFOLIO ("INTERNATIONAL")                   32,509,157         2,010,034          250,408           1,759,626
LIMITED MATURITY BOND PORTFOLIO ("LIMITED MATURITY")       367,982,505             1,177        4,640,679         (4,639,502)
MID-CAP GROWTH PORTFOLIO                                   503,966,105       253,178,212        2,307,768         250,870,444
PARTNERS PORTFOLIO                                         569,761,822       193,457,405        5,506,728         187,950,677
REGENCY PORTFOLIO                                          234,223,897        40,235,431        6,103,492          34,131,939
SOCIALLY RESPONSIVE PORTFOLIO                               73,882,467         7,028,898          671,563           6,357,335

*    Non-income producing security.

(E)  All or a portion of this security is on loan.

(++) Managed by an affiliate of Neuberger Berman Management Inc. and could be deemed an affiliate of the fund.

@    Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the fund and because, at times, the fund may own 5% or more of the outstanding voting securities of Prime Money.

(n) Restricted security subject to restriction on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and have been deemed by the investment manager to be liquid. At March 31,
     2006,  these  securities  amounted  to  $833,433,   $458,000,  $55,203  and
     $11,637,602  or 1.08%,  10.90%,  .20% and 3.29% of net assets for Balanced,
     High Income, International and Limited Maturity, respectively.

(u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of March 31, 2006.

^ Principal amount is stated in the currency in which the security is denominated.

     EUR = Euro Currency


At March 31, 2006, open forward foreign currency contracts for Balanced were as follows:

----------------------------------------------------------------------------------------------
                CONTRACTS TO    IN EXCHANGE    SETTLEMENT                       NET UNREALIZED
SELL                 DELIVER            FOR          DATE           VALUE         DEPRECIATION
----------------------------------------------------------------------------------------------
Euro Dollar      961,000 EUR     $1,169,547       4/19/06      $1,167,794               $1,753
----------------------------------------------------------------------------------------------


At March 31, 2006, open forward foreign currency contracts for Limited Maturity were as follows:

----------------------------------------------------------------------------------------------
                CONTRACTS TO    IN EXCHANGE    SETTLEMENT                       NET UNREALIZED
SELL                 DELIVER            FOR          DATE           VALUE         DEPRECIATION
----------------------------------------------------------------------------------------------
Euro Dollar    7,525,000 EUR     $9,158,000       4/19/06      $9,144,275              $13,725
----------------------------------------------------------------------------------------------

(O) All or a portion of this security was purchased on a when-issued basis. At March 31, 2006, these securities amounted to $1,329,899 and $7,100,000 or 1.72% and 2.01% of net assets for Balanced and Limited Maturity, respectively.

(OO) All or a portion of this security is segregated as collateral for when-issued purchase commitments.




For information on the funds' significant accounting policies, please refer to the funds' most recent annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940
        Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Advisers Management Trust


By:   /s/ Peter E. Sundman
    ----------------------------
     Peter E. Sundman
     Chief Executive Officer

Date: May 30, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:  /s/ Peter E. Sundman
   ------------------------------
     Peter E. Sundman
     Chief Executive Officer

Date: May 30, 2006


By:  /s/ John M. McGovern
   ------------------------------
     John M. McGovern
     Treasurer and Principal Financial
     and Accounting Officer

Date: May 30, 2006

                                                                 EXHIBIT 99-CERT

                                 CERTIFICATIONS

I, Peter E. Sundman, certify that:

1. I have reviewed this report on Form N-Q of Neuberger Berman Advisers Management Trust ("Registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedule of investments included in this report, fairly present in all material respects the investments of the Registrant as of end of the fiscal quarter for which the report is filed;

4. The Registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the investment Company Act of 1940 for the Registrant and have:

a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c) evaluated the effectiveness of the Registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d) disclosed in this report any change in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting; and

5. The Registrant's other certifying officers and I have disclosed to the Registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent functions):

a) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Registrant's ability to record, process, summarize, and report financial information; and

b) any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant's internal control over financial reporting.

Date: May 30, 2006

By:  /s/ Peter E. Sundman
   ------------------------------
     Peter E. Sundman
     Chief Executive Officer

I, John M. McGovern, certify that:

1. I have reviewed this report on Form N-Q of Neuberger Berman Advisers Management Trust ("Registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedule of investments included in this report, fairly present in all material respects the investments of the Registrant as of end of the fiscal quarter for which the report is filed;

4. The Registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the investment Company Act of 1940 for the Registrant and have:

a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c) evaluated the effectiveness of the Registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d) disclosed in this report any change in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting; and

5. The Registrant's other certifying officers and I have disclosed to the Registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent functions):

a) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Registrant's ability to record, process, summarize, and report financial information; and

b) any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant's internal control over financial reporting.

Date: May 30, 2006

By:  /s/ John M. McGovern
   ------------------------------
     John M. McGovern
     Treasurer and Principal Financial
     and Accounting Officer